UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21475

Tamarack Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-376-7000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Large Cap Growth Fund

June 30, 2008 (Unaudited)

Shares		Value
Common Stocks — 98.03%
Consumer Discretionary — 10.91%
82,570	Johnson Controls, Inc.	$2,368,108
33,470	Kohl’s Corp.*	1,340,139
34,140	McGraw-Hill Cos., Inc. (The)	1,369,697
44,750	Omnicom Group, Inc.	2,008,380
28,870	Target Corp.	1,342,166
60,300	Walt Disney Co. (The)	1,881,360

		10,309,850

Consumer Staples — 7.22%
49,600	PepsiCo, Inc.	3,154,064
60,360	Procter & Gamble Co.	3,670,492

		6,824,556

Energy — 12.74%
22,920	Apache Corp.	3,185,880
22,230	EOG Resources, Inc.	2,916,576
44,850	Smith International, Inc.	3,728,829
44,400	Weatherford International, Ltd.*	2,201,796

		12,033,081

Financials — 5.70%
6,640	CME Group, Inc.	2,544,381
44,430	State Street Corp.	2,843,076

		5,387,457

Health Care — 17.30%
27,600	Allergan, Inc.	1,436,580
15,700	C.R.Bard, Inc.	1,380,815
47,660	Express Scripts, Inc.*	2,989,235
41,430	Genzyme Corp.*	2,983,789
32,890	Medtronic, Inc.	1,702,058
45,780	Stryker Corp.	2,878,646
53,380	Thermo Fisher Scientific, Inc.*	2,974,867

		16,345,990

Industrials — 14.00%
52,000	Danaher Corp.	4,019,600
32,900	Fastenal Co.	1,419,964
61,300	Illinois Tool Works, Inc.	2,912,363
17,290	Precision Castparts Corp.	1,666,237
51,950	United Technologies Corp.	3,205,315

		13,223,479

Information Technology — 24.68%
85,900	Adobe Systems, Inc.*	3,383,601
13,360	Apple, Inc.*	2,236,998
43,820	Autodesk, Inc.*	1,481,554
96,680	Cisco Systems, Inc.*	2,248,777
47,000	Cognizant Technology Solutions Corp., Class A*	1,527,970
68,660	eBay, Inc.*	1,876,478
4,100	Google, Inc., Class A*	2,158,322
114,200	Microsoft Corp.	3,141,642
117,100	Oracle Corp.*	2,459,100
44,990	Paychex, Inc.	1,407,287
31,400	QUALCOMM, Inc.	1,393,218

		23,314,947

Materials — 5.48%
52,450	Ecolab, Inc.	2,254,826
31,000	Praxair, Inc.	2,921,440

		5,176,266

Total Common Stocks		92,615,626

(Cost $83,243,912)
Investment Company — 0.39%
370,393	Wells Fargo Prime Investment Money Market Fund	370,393

Total Investment Company		370,393

(Cost $370,393)

Principal Amount
Repurchase Agreement — 1.59%
$1,500,000	Deutsche Bank AG dated 6/30/08; due 7/1/08 at 2.70% with maturity value of $1,500,113 (fully collateralized by Freddie Mac with maturity dates ranging from 5/1/34 to 11/1/37 at a rate of 5.00%)	1,500,000

Total Repurchase Agreement		1,500,000

(Cost $1,500,000)
Total Investments		94,486,019
(Cost $85,114,305)(a) — 100.01%
Liabilities in excess of other assets — (0.01)%		(4,845)

NET ASSETS — 100.00%		$94,481,174

*	Non-income producing security.
(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Mid Cap Growth Fund

June 30, 2008 (Unaudited)

Shares		Value
Common Stocks — 97.32%
Consumer Discretionary — 13.38%
63,000	Aeropostale, Inc.*	$1,973,790
34,000	GameStop Corp., Class A*	1,373,600
48,000	Life Time Fitness, Inc.*	1,418,400
161,000	LKQ Corp.*	2,909,270
56,800	O’Reilly Automotive, Inc.*	1,269,480
71,000	PetSmart, Inc.	1,416,450
38,310	Tractor Supply Co.*	1,112,522
106,000	Zumiez, Inc.*	1,757,480

		13,230,992

Consumer Staples — 5.28%
53,000	Alberto-Culver Co.	1,392,310
42,000	Chattem, Inc.*	2,732,100
38,000	Hansen Natural Corp.*	1,095,160

		5,219,570

Energy — 10.27%
16,000	Core Laboratories NV*	2,277,600
40,000	Dril-Quip, Inc.*	2,520,000
28,000	IHS, Inc., Class A*	1,948,800
41,000	Smith International, Inc.	3,408,740

		10,155,140

Health Care — 17.45%
45,000	Arthrocare Corp.*	1,836,450
31,000	Charles River Laboratories International, Inc.*	1,981,520
24,000	Express Scripts, Inc.*	1,505,280
38,000	Henry Schein, Inc.*	1,959,660
55,000	Pharmaceutical Product Development, Inc.	2,359,500
39,000	Quest Diagnostics, Inc.	1,890,330
36,000	ResMed, Inc.*	1,286,640
47,000	Varian Medical Systems, Inc.*	2,436,950
72,000	VCA Antech, Inc.*	2,000,160

		17,256,490

Industrials — 24.66%
60,000	Actuant Corp., Class A	1,881,000
83,000	Barnes Group, Inc.	1,916,470
26,000	Bucyrus International, Inc.	1,898,520
54,000	Donaldson Co., Inc.	2,410,560
64,480	Expeditors International of Washington, Inc.	2,772,640
70,920	Fastenal Co.	3,060,907
40,000	Graco, Inc.	1,522,800
23,000	Huron Consulting Group, Inc.*	1,042,820
109,500	Knight Transportation, Inc.	2,003,850
57,000	Roper Industries, Inc.	3,755,160
41,000	Stericycle, Inc.*	2,119,700

		24,384,427

Information Technology — 19.03%
54,000	Amdocs Ltd.*	1,588,680
71,220	Ansys, Inc.*	3,355,887
56,000	Blackbaud, Inc.	1,198,400
75,000	Cognizant Technology Solutions Corp., Class A*	2,438,250
52,000	Dolby Laboratories, Inc., Class A*	2,095,600
22,000	DST Systems, Inc.*	1,211,100
58,000	FactSet Research Systems, Inc.	3,268,880
71,000	Microchip Technology, Inc.	2,168,340
56,000	VistaPrint Ltd.*	1,498,560

		18,823,697

Materials — 7.25%
26,000	Airgas, Inc.	1,518,140
92,000	Albemarle Corp.	3,671,720
31,000	Greif, Inc., Class A	1,984,930

		7,174,790

Total Common Stocks		96,245,106

(Cost $86,953,168)
Investment Company — 0.35%
349,910	Wells Fargo Prime Investment Money Market Fund	349,910

Total Investment Company		349,910

(Cost $349,910)

Principal Amount
Repurchase Agreement — 1.82%
$1,800,000	Deutsche Bank AG dated 6/30/08; due 7/1/08 at 2.70% with maturity value of $1,800,135 (fully collateralized by Freddie Mac with maturity dates ranging from 5/1/34 to 11/1/37 at a rate of 5.00%)	1,800,000

Total Repurchase Agreement		1,800,000

(Cost $1,800,000)
Total Investments		98,395,016
(Cost $89,103,078)(a) — 99.49%
Other assets in excess of liabilities — 0.51%		500,164

NET ASSETS — 100.00%		$98,895,180

*	Non-income producing security.
(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack SMID Cap Growth Fund

June 30, 2008 (Unaudited)

Shares		Value
Common Stocks — 99.08%
Consumer Discretionary — 12.16%
3,800	Aeropostale, Inc.*	$119,054
2,600	GameStop Corp., Class A*	105,040
9,300	LKQ Corp.*	168,051
3,100	O’Reilly Automotive, Inc.*	69,285
4,400	PetSmart, Inc.	87,780
2,200	Tractor Supply Co.*	63,888
6,000	Zumiez, Inc.*	99,480

		712,578

Consumer Staples — 5.21%
4,400	Alberto-Culver Co.	115,588
1,900	Chattem, Inc.*	123,595
2,300	Hansen Natural Corp.*	66,286

		305,469

Energy — 13.05%
2,750	Berry Petroleum Co., Class A	161,920
700	Core Laboratories NV*	99,645
1,500	Dril-Quip, Inc.*	94,500
3,000	IHS, Inc., Class A*	208,800
2,400	Smith International, Inc.	199,536

		764,401

Financials — 1.44%
3,200	Raymond James Financial, Inc.	84,448

Health Care — 22.00%
3,400	Arthrocare Corp.*	138,754
2,700	Charles River Laboratories International, Inc.*	172,584
3,200	Express Scripts, Inc.*	200,704
5,100	HealthExtras, Inc.*	153,714
2,200	Henry Schein, Inc.*	113,454
3,000	MWI Veterinary Supply, Inc.*	99,330
3,600	Pharmaceutical Product Development, Inc.	154,440
2,900	Varian Medical Systems, Inc.*	150,365
3,800	VCA Antech, Inc.*	105,564

		1,288,909

Industrials — 22.21%
4,600	Actuant Corp., Class A	144,210
4,200	Barnes Group, Inc.	96,978
2,300	Donaldson Co., Inc.	102,672
2,250	DRS Technologies, Inc.	177,120
4,500	Expeditors International of Washington, Inc.	193,500
3,100	Fastenal Co.	133,796
1,500	Huron Consulting Group, Inc.*	68,010
3,100	Roper Industries, Inc.	204,228
3,500	Stericycle, Inc.*	180,950

		1,301,464

Information Technology — 17.78%
4,300	Ansys, Inc.*	202,616
4,300	Blackbaud, Inc.	92,020
4,300	Cognizant Technology Solutions Corp., Class A*	139,793
4,200	Diodes, Inc.*	116,088
3,300	Dolby Laboratories, Inc., Class A*	132,990
3,100	FactSet Research Systems, Inc.	174,716
3,300	Microchip Technology, Inc.	100,782
3,100	VistaPrint Ltd.*	82,956

		1,041,961

Materials — 5.23%
1,500	Airgas, Inc.	87,585
2,600	Albemarle Corp.	103,766
1,800	Greif, Inc., Class A	115,254

		306,605

Total Common Stocks		5,805,835

(Cost $5,597,921)
Investment Company — 0.31%
18,025	Wells Fargo Prime Investment Money Market Fund	18,025

Total Investment Company		18,025

(Cost $18,025)
Total Investments		5,823,860
(Cost $5,615,946)(a) — 99.39%
Other assets in excess of liabilities — 0.61%		35,878

NET ASSETS — 100.00%		$5,859,738

*	Non-income producing security.
(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund

June 30, 2008 (Unaudited)

Shares		Value
Common Stocks — 98.50%
Consumer Discretionary — 17.81%
275,000	Benihana, Inc., Class A*	$1,743,500
170,250	Cache, Inc.*	1,821,675
688,000	Casual Male Retail Group, Inc.*	2,098,400
67,800	Dixie Group, Inc.*	446,124
148,000	Mac-Gray Corp.*	1,737,520
89,900	McCormick & Schmick’s Seafood Restaurants, Inc.*	866,636
478,191	Movado Group, Inc.	9,468,182
202,900	Regent Communications, Inc.*	181,859
418,000	Steinway Musical Instruments*	11,035,200
280,000	Tefron, Ltd.	672,000
319,100	Universal Electronics, Inc.*	6,669,190

		36,740,286

Consumer Staples — 0.18%
500,000	NutraCea*	365,000

Energy — 5.32%
57,300	Goodrich Petroleum Corp.*	4,751,316
74,000	Gulf Island Fabrication, Inc.	3,620,820
44,000	OYO Geospace Corp.*	2,593,360

		10,965,496

Financials — 6.75%
301,300	Asta Funding, Inc.	2,729,778
80,100	Boston Private Financial Holdings, Inc.	454,167
82,009	Capital Corp. of the West	311,634
85,259	CoBiz Financial, Inc.	561,004
92,157	Dearborn Bancorp, Inc.*	447,883
108,800	Firstcity Financial Corp.*	486,336
54,096	Hanmi Financial Corp.	281,840
126,845	Harrington West Financial Group, Inc.	485,816
78,391	Mercantile Bank Corp.	562,847
111,289	MetroCorp Bancshares, Inc.	1,328,791
110,700	National Interstate Corp.	2,034,666
53,427	Northrim BanCorp, Inc.	970,769
90,666	Sanders Morris Harris Group, Inc.	614,716
159,900	SWS Group, Inc.	2,655,939

		13,926,186

Health Care — 7.30%
250,832	HMS Holdings Corp.*	5,385,363
77,000	Kensey Nash Corp.*	2,467,850
165,100	Meridian Bioscience, Inc.	4,444,492
175,100	Omrix Biopharmaceuticals, Inc.*	2,756,074

		15,053,779

Industrials — 22.93%
415,567	Allied Defense Group, Inc. (The)*	2,318,864
110,400	AZZ, Inc.*	4,404,960
490,000	C&D Technologies, Inc.*	4,145,400
316,725	Columbus McKinnon Corp.*	7,626,738
140,200	Ennis, Inc.	2,194,130
228,800	Gehl Co.*	3,383,952
85,000	Hardinge, Inc.	1,119,450
491,400	LaBarge, Inc.*	6,388,200
203,100	NN, Inc.	2,831,214
63,200	Old Dominion Freight Line, Inc.*	1,897,264
80,000	Orion Marine Group, Inc.*	1,130,400
200,000	PGT, Inc.*	688,000
80,589	Rush Enterprises, Inc., Class A*	967,874
60,800	Saia, Inc.*	663,936
195,578	Standard Parking Corp.*	3,559,519
123,000	Sun Hydraulics Corp.	3,969,210

		47,289,111

Information Technology — 22.31%
224,700	Comtech Telecommunications Corp.*	11,010,300
370,000	DivX, Inc.*	2,715,800
478,749	Edgewater Technology, Inc.*	2,302,783
496,300	Hypercom Corp.*	2,183,720
120,000	Interactive Intelligence, Inc.*	1,396,800
105,900	Landauer, Inc.	5,955,816
360,000	Lionbridge Technologies, Inc.*	928,800
865,600	NIC, Inc.	5,912,048
271,490	NU Horizons Electronics Corp.*	1,319,441
320,000	Sonic Solutions, Inc.*	1,907,200
733,200	Spectrum Control, Inc.*	6,012,240
321,800	Tyler Technologies, Inc.*	4,366,826

		46,011,774

Materials — 9.82%
1,124,600	Birch Mountain Resources, Ltd.*	494,824
624,900	Intertape Polymer Group, Inc.*	2,049,672
79,000	Koppers Holdings, Inc.	3,307,730
60,000	Landec Corp.*	388,200
424,500	Omnova Solutions, Inc.*	1,180,110
217,250	Penford Corp.	3,232,680
188,088	Universal Stainless & Alloy*	6,966,780
553,300	US Concrete, Inc.*	2,633,708

		20,253,704

Telecommunication Services — 3.74%
353,200	EMS Technologies, Inc.*	7,713,888

Utilities — 2.34%
115,400	Central Vermont Public Service Corp.	2,235,298
95,300	Unitil Corp.	2,583,583

		4,818,881

Total Common Stocks		203,138,105

(Cost $204,371,388)

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
Investment Company — 0.15%
317,069	Wells Fargo Prime Investment Money Market Fund	$317,069

Total Investment Company		317,069

(Cost $317,069)

Principal Amount
Repurchase Agreement — 1.41%
$2,900,000	Deutsche Bank AG dated 6/30/08; due 7/1/08 at 2.70% with maturity value of $2,900,218 (fully collateralized by Freddie Mac with maturity dates ranging from 5/1/34 to 11/1/37 at a rate of 5.00%)	$2,900,000

Total Repurchase Agreement		2,900,000

(Cost $2,900,000)
Total Investments		206,355,174
(Cost $207,588,457)(a) — 100.06%
Liabilities in excess of other assets — (0.06)%		(128,415)

NET ASSETS — 100.00%		$206,226,759

*	Non-income producing security.
(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund

June 30, 2008 (Unaudited)

Shares		Value
Common Stocks — 94.33%
Consumer Discretionary — 14.69%
125,300	Casual Male Retail Group, Inc.*	$382,165
20,300	Dress Barn, Inc.*	271,614
17,700	Drew Industries, Inc.*	282,315
22,100	Jo-Ann Stores, Inc.*	508,963
8,400	McCormick & Schmick’s Seafood Restaurants, Inc.*	80,976
18,950	Men’s Wearhouse, Inc. (The)	308,695
90,300	Movado Group, Inc.	1,787,940
12,025	Pool Corp.	213,564
78,100	Steinway Musical Instruments*	2,061,840
35,600	Steven Madden Ltd.*	654,328
37,400	Universal Electronics, Inc.*	781,660

		7,334,060

Consumer Staples — 4.24%
21,300	Alberto-Culver Co.	559,551
38,800	Nash Finch Co.	1,329,676
35,300	Sally Beauty Holdings, Inc.*	228,038

		2,117,265

Energy — 4.75%
8,500	CARBO Ceramics, Inc.	495,975
16,300	Swift Energy Co.*	1,076,778
11,800	Tesco Corp.*	377,010
19,300	World Fuel Services Corp.	423,442

		2,373,205

Financials — 8.60%
40,400	Amerisafe, Inc.*	643,976
6,761	Argo Group International Holdings Ltd.*	226,899
38,600	Asta Funding, Inc.	349,716
6,800	Cadence Financial Corp.	73,644
58,200	Compass Diversified Holdings	665,226
16,425	Delphi Financial Group, Inc., Class A	380,075
64,000	KKR Financial Holdings LLC	672,000
10,500	ProAssurance Corp.*	505,155
24,900	SWS Group, Inc.	413,589
20,300	Thomas Weisel Partners Group, Inc.*	111,041
9,972	Trico Bancshares	109,193
63,900	UCBH Holdings, Inc.	143,775

		4,294,289

Health Care — 9.85%
24,100	Emergency Medical Services Corp., Class A*	545,383
28,500	Invacare Corp.	582,540
25,100	Inverness Medical Innovations, Inc.*	832,567
34,500	Omrix Biopharmaceuticals, Inc.*	543,030
86,175	PSS World Medical, Inc.*	1,404,653
23,400	West Pharmaceutical Services, Inc.	1,012,752

		4,920,925

Industrials — 25.25%
26,500	AZZ, Inc.*	1,057,350
93,200	C&D Technologies, Inc.*	788,472
13,700	Carlisle Cos., Inc.	397,300
14,000	Chart Industries, Inc.*	680,960
53,400	Columbus McKinnon Corp.*	1,285,872
14,300	Forward Air Corp.	494,780
10,300	Franklin Electric Co., Inc.	399,434
35,900	Gardner Denver, Inc.*	2,039,120
34,900	Gehl Co.*	516,171
35,400	Insteel Industries, Inc.	648,174
136,500	Interface, Inc., Class A	1,710,345
21,300	Manitowoc Co., Inc. (The)	692,889
9,500	NCI Building Systems, Inc.*	348,935
18,800	Sun Hydraulics Corp.	606,676
10,600	Tennant Co.	318,742
12,900	Wabtec Corp.	627,198

		12,612,418

Information Technology — 13.88%
60,000	Aspen Technology, Inc.*	798,000
42,400	Comtech Telecommunications Corp.*	2,077,600
20,300	Daktronics, Inc.	409,451
119,200	Skyworks Solutions, Inc.*	1,176,504
61,800	Sonic Solutions, Inc.*	368,328
115,100	Spectrum Control, Inc.*	943,820
19,700	Technitrol, Inc.	334,703
49,400	Xyratex Ltd.*	822,510

		6,930,916

Materials — 6.88%
28,000	HB Fuller Co.	628,320
40,200	Hercules, Inc.	680,586
59,900	Intertape Polymer Group, Inc.*	196,472
12,800	Koppers Holdings, Inc.	535,936
16,600	Rock-Tenn Co., Class A	497,834
24,200	Universal Stainless & Alloy*	896,368

		3,435,516

Telecommunication Services — 3.91%
39,500	EMS Technologies, Inc.*	862,680
74,700	Premiere Global Services, Inc.*	1,089,126

		1,951,806

Utilities — 2.28%
14,600	Energen Corp.	1,139,238

Total Common Stocks		47,109,638

(Cost $42,275,968)

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
Investment Companies — 1.77%
62,800	First Financial Fund, Inc.	$519,984
364,317	Wells Fargo Prime Investment Money Market Fund	364,317

Total Investment Companies		884,301

(Cost $956,525)

Principal Amount
Repurchase Agreement — 4.61%
$2,300,000	Deutsche Bank AG dated 6/30/08; due 7/1/08 at 2.70% with maturity value of $2,300,173 (fully collateralized by Freddie Mac with maturity dates ranging from 5/1/34 to 11/1/37 at a rate of 5.00%)	$2,300,000

Total Repurchase Agreement		2,300,000

(Cost $2,300,000)
Total Investments		50,293,939
(Cost $45,532,493)(a) — 100.71%
Liabilities in excess of other assets — (0.71)%		(353,365)

NET ASSETS — 100.00%		$49,940,574

*	Non-income producing security.
(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Value Fund

June 30, 2008 (Unaudited)

Shares		Value
Common Stocks — 99.10%
Consumer Discretionary — 7.01%
67,110	AnnTaylor Stores Corp.*	$1,607,956
36,250	BorgWarner, Inc.	1,608,775
271,570	Comcast Corp., Class A	5,151,683
71,210	Macy’s, Inc.	1,382,898
123,300	Walt Disney Co. (The)	3,846,960

		13,598,272

Consumer Staples — 9.19%
80,090	Avon Products, Inc.	2,884,842
58,840	Coca-Cola Co. (The)	3,058,503
42,480	Dr. Pepper Snapple Group, Inc.*	891,230
117,820	Kraft Foods, Inc., Class A	3,351,979
61,790	Procter & Gamble Co.	3,757,450
69,120	Wal-Mart Stores, Inc.	3,884,544

		17,828,548

Energy — 19.77%
27,480	Apache Corp.	3,819,720
97,960	Chevron Corp.	9,710,775
14,420	ConocoPhillips	1,361,104
30,290	Devon Energy Corp.	3,639,646
123,000	Exxon Mobil Corp.	10,839,990
14,210	Hess Corp.	1,793,160
39,600	Noble Energy, Inc.	3,982,176
26,480	Plains Exploration and Production, Co.*	1,932,245
26,430	Pride International, Inc.*	1,249,875

		38,328,691

Financials — 23.58%
21,490	Affiliated Managers Group, Inc.*	1,935,389
34,030	Aflac, Inc.	2,137,084
38,660	American International Group, Inc.	1,022,944
51,110	AON Corp.	2,347,993
102,420	Bank of America Corp.	2,444,765
81,770	BB&T Corp.	1,861,903
17,660	Capital One Financial Corp.	671,257
187,026	Citigroup, Inc.	3,134,556
40,630	Digital Realty Trust, Inc.	1,662,173
40,260	Fannie Mae	785,473
16,580	Goldman Sachs Group, Inc. (The)	2,899,842
92,060	JPMorgan Chase & Co.	3,158,579
87,520	Keycorp	960,970
75,800	Lincoln National Corp.	3,435,256
63,060	MetLife, Inc.	3,327,676
52,780	Morgan Stanley	1,903,775
32,600	Simon Property Group, Inc.	2,930,414
95,670	SLM Corp.*	1,851,214
27,890	Travelers Cos., Inc.(The)	1,210,426
117,180	US Bancorp	3,268,150
116,590	Wells Fargo & Co.	2,769,012

		45,718,851

Health Care — 9.06%
86,720	Abbott Laboratories	4,593,558
23,350	Amgen, Inc.*	1,101,186
45,160	Barr Pharmaceuticals, Inc.*	2,035,813
67,950	Johnson & Johnson	4,371,903
227,940	Pfizer, Inc.	3,982,112
31,110	WellPoint, Inc.*	1,482,703

		17,567,275

Industrials — 9.25%
23,410	Deere & Co.	1,688,563
29,230	Eaton Corp.	2,483,673
244,640	General Electric Co.	6,529,442
27,230	Lockheed Martin Corp.	2,686,512
21,380	Precision Castparts Corp.	2,060,391
62,250	Tyco International Ltd.	2,492,490

		17,941,071

Information Technology — 3.17%
67,600	ADC Telecommunications, Inc.*	998,452
64,500	Hewlett-Packard Co.	2,851,545
19,340	International Business Machines Corp.	2,292,370

		6,142,367

Materials — 5.67%
9,610	Air Products & Chemicals, Inc.	950,045
29,170	Alcoa, Inc.	1,039,035
72,930	Celanese Corp., Series A	3,329,984
50,100	Dow Chemical Co. (The)	1,748,991
27,010	Freeport-McMoRan Copper & Gold, Inc.	3,165,302
13,320	PPG Industries, Inc.	764,168

		10,997,525

Telecommunication Services — 6.07%
238,320	AT&T, Inc.	8,029,001
25,290	Embarq Corp.	1,195,458
72,040	Verizon Communications, Inc.	2,550,216

		11,774,675

Utilities — 6.33%
29,610	Edison International	1,521,362
50,030	Exelon Corp.	4,500,699
29,990	FPL Group, Inc.	1,966,744

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Value Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
74,570	MDU Resources Group, Inc.	$2,599,510
23,630	Questar Corp.	1,678,675

		12,266,990

Total Common Stocks		192,164,265

(Cost $186,818,389)
Investment Company — 0.19%
364,131	Wells Fargo Prime Investment Money Market Fund	364,131

Total Investment Company		364,131

(Cost $364,131)

Principal Amount
Repurchase Agreement — 1.29%
$2,500,000	Deutsche Bank AG dated 6/30/08; due 7/1/08 at 2.70% with maturity value of $2,500,188 (fully collateralized by Freddie Mac with maturity dates ranging from 5/1/34 to 11/1/37 at a rate of 5.00%)	$2,500,000

Total Repurchase Agreement		2,500,000

(Cost $ 2,500,000)
Total Investments		195,028,396
(Cost $189,682,520)(a) — 100.58%
Liabilities in excess of other assets — (0.58)%		(1,134,095)

NET ASSETS — 100.00%		$193,894,301

*	Non-income producing security.
(a)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

June 30, 2008 (Unaudited)

Shares		Value
Common Stocks — 96.41%
Consumer Discretionary — 18.78%
96,000	Adams Golf, Inc.*	$518,400
2,800	Allen Organ Co.(a)(b)	0
29,800	Ambassadors International, Inc.*	130,524
34,500	America’s Car-Mart, Inc.*	618,240
53,000	Arctic Cat, Inc.	416,050
60,000	Asbury Automotive Group, Inc.	771,000
40,000	Ashworth, Inc.*	139,600
70,000	ATC Technology Corp.*	1,629,600
65,000	Audiovox Corp., Class A*	638,300
90,000	Bakers Footwear Group, Inc.*	90,900
29,000	Bassett Furniture Industries, Inc.	342,200
48,000	Beazer Homes USA, Inc.	267,360
69,000	Benihana, Inc., Class A*	437,460
69,000	Bluegreen Corp.*	417,450
45,000	Bon-Ton Stores, Inc. (The)	234,900
46,000	Books-A-Million, Inc.	352,360
15,127	Bowl America, Inc., Class A	211,022
43,000	Brookfield Homes Corp.	528,040
72,000	Build-A-Bear Workshop, Inc.*	523,440
44,000	Carriage Services, Inc.*	290,400
61,000	Charlotte Russe Holding, Inc.*	1,083,360
42,010	Chromcraft Revington, Inc.*	144,934
45,000	Cobra Electronics Corp.	122,850
110,000	Comstock Homebuilding Cos., Inc., Class A*	39,600
23,000	Core-Mark Holding Co., Inc.*	602,600
84,000	Cost Plus, Inc.*	210,000
99,000	Craftmade International, Inc.	644,490
32,000	CSS Industries, Inc.	775,040
42,000	Delta Apparel, Inc.	154,560
56,000	Dixie Group, Inc.*	368,480
40,000	Dorman Products, Inc.*	322,400
17,500	Duckwall-ALCO Stores, Inc.*	161,000
84,000	Emmis Communications Corp., Class A*	211,680
41,000	Entercom Communications Corp., Class A	287,820
117,000	Finish Line, Inc. (The), Class A*	1,017,900
48,000	Finlay Enterprises, Inc.*	20,640
56,000	Flexsteel Industries	630,000
67,000	Fred’s, Inc., Class A	753,080
48,000	Friedman’s, Inc., Class A*(b)(c)	0
53,000	Furniture Brands International, Inc.	708,080
36,000	Gaiam, Inc., Class A*	486,360
85,000	Golfsmith International Holdings, Inc.*	193,800
59,000	Gottschalks, Inc.*	132,750
24,000	Group 1 Automotive, Inc.	476,880
26,000	Hampshire Group Ltd.*	133,900
106,000	Handleman Co.*	190,800
78,300	Hartmarx Corp.*	169,911
89,000	Hastings Entertainment, Inc.*	712,890
61,750	Haverty Furniture Cos., Inc.	619,970
27,000	Helen of Troy Ltd.*	435,240
31,000	Hooker Furniture Corp.	536,920
131,000	HOT Topic, Inc.*	708,710
135,000	Interstate Hotels & Resorts, Inc.*	349,650
75,000	Isle of Capri Casinos, Inc.*	359,250
15,000	J Alexander’s Corp.	105,000
73,000	Jakks Pacific, Inc.*	1,595,050
29,000	Johnson Outdoors, Inc., Class A	448,630
25,000	JOS A. Bank Clothiers, Inc.*	668,750
82,000	Journal Communications, Inc., Class A	395,240
102,000	Journal Register Co.	18,360
58,310	Lakeland Industries, Inc.*	739,371
22,000	Landry’s Restaurants, Inc.	395,340
95,270	Lazare Kaplan International, Inc.*	847,903
100,000	La-Z-Boy, Inc.	765,000
48,000	Lee Enterprises, Inc.	191,520
31,000	Lifetime Brands, Inc.	252,650
77,000	LIN TV Corp., Class A*	458,920
25,000	Lithia Motors, Inc., Class A	123,000
91,000	Luby’s, Inc.*	555,100
37,800	M/I Homes, Inc.	594,594
36,000	Mac-Gray Corp.*	422,640
28,000	Marcus Corp.	418,600
43,000	MarineMax, Inc.*	308,310
64,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	616,960
7,500	McRae Industries, Inc., Class A	135,000
26,000	Media General, Inc., Class A	310,700
38,000	Meritage Homes Corp.*	576,460
21,300	Mestek, Inc.*	234,300
39,000	Modine Manufacturing Co.	482,430
50,000	Monaco Coach Corp.	152,000
56,250	Monro Muffler, Inc.	871,312
82,000	Morton’s Restaurant Group, Inc.*	564,160
43,000	Mothers Work, Inc.*	433,010
69,400	Movado Group, Inc.	1,374,120
18,300	Nobel Learning Communities, Inc.*	251,808
10,300	Nobility Homes, Inc.	164,285
32,000	O’Charleys, Inc.	321,920
41,000	Orleans Homebuilders, Inc.	150,060
29,000	Oxford Industries, Inc.	555,350
60,000	Palm Harbor Homes, Inc.*	331,800
36,750	Perry Ellis International, Inc.*	779,835
135,000	Point.360*	202,500
71,000	Pomeroy IT Solutions, Inc.*	326,600
90,600	Radio One, Inc., Class D*	116,874
34,000	RC2 Corp.*	631,040
56,000	Red Lion Hotels Corp.*	446,320
37,550	Rex Stores Corp.*	433,702
40,000	Rocky Brands, Inc.*	193,200
85,000	Ruby Tuesday, Inc.	459,000
11,300	S&K Famous Brands, Inc.*	20,340
80,000	Saga Communications, Inc., Class A*	400,800

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
45,150	Salem Communications Corp., Class A	$88,946
90,000	Shiloh Industries, Inc.	845,100
36,000	Shoe Carnival, Inc.*	424,440
131,000	Source Interlink Cos., Inc.*	289,510
31,500	Sport Chalet, Inc., Class A*	147,420
4,500	Sport Chalet, Inc., Class B*	19,350
49,000	Stage Stores, Inc.	571,830
89,000	Standard Motor Products, Inc.	726,240
55,000	Steak N Shake Co. (The)*	348,150
111,000	Stein Mart, Inc.	500,610
26,000	Steinway Musical Instruments*	686,400
103,000	Stewart Enterprises, Inc., Class A	741,600
66,000	Stoneridge, Inc.*	1,125,960
17,000	Strattec Security Corp.	598,740
30,000	Superior Industries International, Inc.	506,400
43,000	Syms Corp.	584,800
72,000	Systemax, Inc.	1,270,800
15,000	Tandy Brands Accessories, Inc.	82,650
49,490	Tarragon Corp.*	86,608
50,000	TOUSA, Inc.*	8,500
150,000	Trans World Entertainment Corp.*	426,000
50,000	Tuesday Morning Corp.*	205,500
17,000	Unifirst Corp.	759,220
22,000	Walking Co. Holdings, Inc. (The)*	123,640
35,900	WCI Communities, Inc.*	52,055
75,080	Westwood One, Inc.*	93,099
33,400	Weyco Group, Inc.	886,102
53,000	Woodbridge Holdings Corp.*	61,480

		55,423,805

Consumer Staples — 5.31%
73,000	American Italian Pasta Co., Class A*	827,820
42,800	Andersons, Inc. (The)	1,742,388
9,300	Cagle’s, Inc., Class A*	51,150
94,000	Central Garden and Pet Co.*	427,700
36,000	Chiquita Brands International, Inc.*	546,120
83,000	Elizabeth Arden, Inc.*	1,259,940
42,000	Farmer Bros Co.	888,300
67,000	Ingles Markets, Inc., Class A	1,563,110
44,000	MGP Ingredients, Inc.	255,200
143,000	ML Macadamia Orchards LP	489,060
35,000	Nash Finch Co.	1,199,450
84,000	National Beverage Corp.	610,680
69,000	Omega Protein Corp.*	1,031,550
54,000	Prestige Brands Holdings, Inc.*	575,640
110,000	Redhook Ale Brewery, Inc.*	507,100
52,575	Sanderson Farms, Inc.	1,814,889
52,000	Spartan Stores, Inc.	1,196,000
76,450	Spectrum Brands, Inc.*	194,947
91,000	Tasty Baking Co.	495,950

		15,676,994

Energy — 6.51%
119,000	Aventine Renewable Energy Holdings, Inc.*	523,600
119,000	Brigham Exploration Co.*	1,883,770
44,000	Bronco Drilling Co., Inc.*	808,720
40,000	Callon Petroleum Co.*	1,094,400
39,000	Calumet Specialty Products Partners LP	560,040
31,000	Constellation Energy Partners LLC	642,630
48,000	Edge Petroleum Corp.*	258,720
39,798	Enbridge Energy Management LLC*	2,035,668
19,000	EV Energy Partner LP	556,130
34,000	Gulf Island Fabrication, Inc.	1,663,620
98,000	Harvest Natural Resources, Inc.*	1,083,880
61,000	HKN, Inc.*	704,550
47,000	Knightsbridge Tankers Ltd.	1,513,870
40,000	Lufkin Industries, Inc.	3,331,200
106,000	Newpark Resources, Inc.*	833,160
14,600	PHI, Inc.*	586,920
20,000	PHI, Inc., Non voting*	803,400
78,570	VeraSun Energy Corp.*	324,494

		19,208,772

Financials — 16.78%
70,000	21st Century Holding Co.	571,900
50,000	ACA Capital Holdings, Inc.*	17,000
68,000	Advanta Corp., Class A	371,280
40,000	Affirmative Insurance Holdings, Inc.	272,000
71,000	AmCOMP, Inc.*	690,120
105,000	American Equity Investment Life Holding Co.	855,750
75,000	American Independence Corp.*	480,000
19,000	American Safety Insurance Holdings Ltd.*	273,220
30,000	Ameris Bancorp	261,000
92,000	Asta Funding, Inc.	833,520
16,000	Avatar Holdings, Inc.*	484,640
21,000	Baldwin & Lyons, Inc., Class B	367,080
14,500	Bancinsurance Corp.*	66,700
45,000	BankUnited Financial Corp., Class A	43,200
31,000	Banner Corp.	274,660
100,000	Beverly Hills Bancorp, Inc.	168,000
91,000	Bimini Capital Management, Inc., Class A REIT*	24,570

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
52,000	California First National Bancorp	$499,200
21,000	Camco Financial Corp.	212,730
5,200	Capital Southwest Corp.	541,996
38,000	Capitol Bancorp Ltd.	340,860
25,000	Citizens South Banking Corp.	188,750
48,150	Citizens, Inc.*	295,160
133,000	Consumer Portfolio Services*	195,510
43,000	Cowen Group, Inc.*	331,960
97,821	Crawford & Co., Class B*	781,590
17,475	Credit Acceptance Corp.*	446,661
41,500	Deerfield Capital Corp. REIT	32,785
65,777	Donegal Group, Inc., Class A	1,043,881
12,444	Donegal Group, Inc., Class B	219,139
75,040	Dynex Capital, Inc. REIT	661,102
31,000	EMC Insurance Group, Inc.	746,480
95,000	First Cash Financial Services, Inc.*	1,424,050
40,000	First Financial Corp.	1,224,400
54,000	First Merchants Corp.	980,100
14,000	First Pactrust Bancorp, Inc.	180,600
38,000	First Place Financial Corp.	357,200
42,000	First State Bancorp	231,000
25,000	Firstcity Financial Corp.*	111,750
66,000	Flagstar Bancorp, Inc.	198,660
60,660	FNB Corp.	714,575
45,000	FNB United Corp.	346,500
27,000	FPIC Insurance Group, Inc.*	1,223,640
62,000	Franklin Bank Corp.*	37,820
109,000	Fremont General Corp.*	13,080
2,250	FRMO Corp.*	19,530
55,000	Gateway Financial Holdings, Inc.	421,850
45,000	Gladstone Investment Corp.	289,350
108,000	Guaranty Bancorp*	388,800
87,220	Hanover Capital Mortgage Holdings, Inc. REIT*	18,316
63,000	Hercules Technology Growth Capital, Inc.	562,590
38,000	HF Financial Corp.	619,400
36,000	Independence Holding Co.	351,720
13,000	Indiana Community Bancorp	213,200
17,000	Infinity Property & Casualty Corp.	705,840
31,000	Intervest Bancshares Corp., Class A	158,720
8,300	Investors Title Co.	403,712
24,000	Jefferson Bancshares, Inc.	220,320
17,000	Kansas City Life Insurance Co.	709,750
56,930	LaBranche & Co., Inc.*	403,064
11,000	LSB Corp.	160,930
53,000	Marlin Business Services Corp.*	367,290
37,000	Mass Financial Corp., Class A*	177,600
108,000	MCG Capital Corp.	429,840
69,000	Meadowbrook Insurance Group, Inc.	365,700
62,000	Medallion Financial Corp.	584,040
43,000	Mercer Insurance Group, Inc.	748,200
136,000	MicroFinancial, Inc.	504,560
12,000	MutualFirst Financial, Inc.	117,720
62,000	National Atlantic Holdings Corp., Class A*	375,100
5,300	National Security Group, Inc.	78,281
6,000	National Western Life Insurance Co., Class A	1,311,000
36,400	Navigators Group, Inc.*	1,967,420
43,000	NGP Capital Resources Co.	662,630
90,000	Nicholas Financial, Inc.*	458,100
16,000	NYMAGIC, Inc.	306,560
18,000	Pacific Mercantile Bancorp	137,700
50,000	Patriot Capital Funding, Inc.	312,500
104,830	Paulson Capital Corp.*	459,155
29,000	Peoples Bancorp, Inc.	550,420
65,000	PMA Capital Corp., Class A*	598,650
37,900	PMC Commercial Trust REIT	303,200
40,000	Presidential Life Corp.	616,800
47,000	Procentury Corp.	744,480
39,000	Prospect Capital Corp.	514,020
19,000	Provident Financial Holdings, Inc.	179,360
89,000	Reis, Inc.*	488,610
49,000	Resource America, Inc., Class A	456,680
17,000	Safety Insurance Group, Inc.	606,050
50,000	Sanders Morris Harris Group, Inc.	339,000
35,000	SCPIE Holdings, Inc.*	979,650
42,000	SeaBright Insurance Holdings, Inc.*	608,160
37,000	Simmons First National Corp., Class A	1,034,890
32,000	Southern Community Financial Corp.	196,800
98,000	Specialty Underwriters’ Alliance, Inc.*	526,260
47,000	Stewart Information Services Corp.	908,980
45,999	Stifel Financial Corp.*	1,581,906
73,500	SWS Group, Inc.	1,220,835
54,000	TierOne Corp.	247,860
24,000	Triad Guaranty, Inc.*	24,960
68,000	Unico American Corp.*	591,600
97,000	United Community Financial Corp.	363,750
128,000	United PanAm Financial Corp.*	288,000
19,000	United Western Bancorp, Inc.	238,640
66,000	Willow Financial Bancorp, Inc.	537,900
4,600	Ziegler Cos., Inc. (The)*	140,300

		49,534,068

Health Care — 4.84%
31,000	Air Methods Corp.*	775,000
54,000	Albany Molecular Research, Inc.*	716,580
128,000	Allied Healthcare International, Inc.*	254,720
131,000	Allion Healthcare, Inc.*	746,700
11,000	American Shared Hospital Services*	22,880
46,000	Angiodynamics, Inc.*	626,520
92,000	BioScrip, Inc.*	238,280
61,000	Cantel Medical Corp.*	617,320
67,000	Cardiac Science Corp.*	549,400
26,000	Conmed Corp.*	690,300
46,000	Cross Country Healthcare, Inc.*	662,860

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
76,970	Hanger Orthopedic Group, Inc.*	$1,269,235
82,000	HealthTronics, Inc.*	268,140
20,313	IntegraMed America, Inc.*	145,441
28,000	Invacare Corp.	572,320
7,100	Kewaunee Scientific Corp.	76,893
30,000	Lannett Co., Inc.*	115,200
31,000	Medcath Corp.*	557,380
84,000	Medical Staffing Network Holdings, Inc.*	324,240
19,000	Mediware Information Systems*	111,150
42,000	National Dentex Corp.*	530,880
42,000	PDI, Inc.*	365,820
30,000	PharmaNet Development Group, Inc.*	473,100
43,000	PharMerica Corp.*	971,370
49,000	RehabCare Group, Inc.*	785,470
62,000	Res-Care, Inc.*	1,102,360
13,888	SXC Health Solutions Corp.*	189,849
29,000	Synovis Life Technologies, Inc.*	546,070

		14,305,478

Industrials — 21.69%
67,839	Aceto Corp.	518,290
24,000	Alamo Group, Inc.	494,160
125,000	Allied Motion Technologies, Inc.*	723,750
44,000	Altra Holdings, Inc.*	739,640
15,000	Amrep Corp.	713,850
28,000	Arkansas Best Corp.	1,025,920
28,000	AZZ, Inc.*	1,117,200
85,000	Beacon Roofing Supply, Inc.*	901,850
103,000	Builders FirstSource, Inc.*	546,930
29,000	Building Materials Holding Corp.	51,330
34,800	Cascade Corp.	1,472,736
95,000	Celadon Group, Inc.*	949,050
2,800	Chicago Rivet & Machine Co.	57,400
45,000	CIRCOR International, Inc.	2,204,550
41,000	Commercial Vehicle Group, Inc.*	383,350
40,000	Compx International, Inc.	232,000
39,000	Consolidated Graphics, Inc.*	1,921,530
37,000	Cornell Cos., Inc.*	892,070
29,000	Ducommun, Inc.*	665,840
50,580	DynCorp International, Inc., Class A*	766,287
14,700	Eastern Co. (The)	223,440
11,880	Ecology and Environment, Inc., Class A	135,432
60,000	Encore Wire Corp.	1,271,400
62,000	Ennis, Inc.	970,300
20,000	EnPro Industries, Inc.*	746,800
39,000	Espey Manufacturing & Electronics Corp.	740,610
62,000	Excel Maritime Carriers Ltd.	2,433,500
41,600	Exponent, Inc.*	1,306,656
120,000	ExpressJet Holdings, Inc.*	66,000
79,000	Frozen Food Express Industries	533,250
21,000	G&K Services, Inc., Class A	639,660
24,900	Gehl Co.*	368,271
80,000	Gibraltar Industries, Inc.	1,277,600
47,000	Griffon Corp.*	411,720
25,750	Hardinge, Inc.	339,128
43,000	Herley Industries, Inc.*	571,040
31,000	Houston Wire & Cable Co.	616,900
118,000	Huttig Building Products, Inc.*	213,580
65,000	ICT Group, Inc.*	533,000
20,000	Industrial Distribution Group, Inc.*	239,800
54,000	Insituform Technologies, Inc., Class A*	822,420
43,350	International Shipholding Corp.*	1,016,124
19,000	Jinpan International Ltd.	703,000
12,000	Key Technology, Inc.*	381,720
76,000	Kforce, Inc.*	645,240
74,000	KHD Humboldt Wedag International Ltd.*	2,333,220
55,000	Kimball International, Inc., Class B	455,400
37,000	Ladish Co., Inc.*	761,830
64,000	LECG Corp.*	559,360
38,000	LS Starrett Co., Class A	898,320
51,750	LSI Industries, Inc.	420,210
66,000	Lydall, Inc.*	828,300
58,000	MAIR Holdings, Inc.*	234,900
58,875	Marten Transport Ltd.*	940,234
72,000	Mesa Air Group, Inc.*	36,713
44,117	Met-Pro Corp.	588,966
23,800	Michael Baker Corp.*	520,744
59,000	Miller Industries, Inc.*	587,640
85,000	Nashua Corp.*	850,000
21,000	NCI Building Systems, Inc.*	771,330
63,000	NN, Inc.	878,220
18,800	Northwest Pipe Co.*	1,049,040
106,000	On Assignment, Inc.*	850,120
33,100	P.A.M. Transportation Services, Inc.*	352,515
41,000	Park-Ohio Holdings Corp.*	605,160
43,160	Patrick Industries, Inc.*	323,268
65,000	PeopleSupport, Inc.*	552,500
99,000	RCM Technologies, Inc.*	426,690
84,000	Robbins & Myers, Inc.	4,189,080
55,500	Rush Enterprises, Inc., Class A*	666,555
21,000	School Specialty, Inc.*	624,330
13,800	SL Industries, Inc.*	210,450
78,000	Spherion Corp.*	360,360
32,000	Standex International Corp.	663,680
41,000	Superior Uniform Group, Inc.	355,060
63,000	Supreme Industries, Inc., Class A	306,810
56,000	Sypris Solutions, Inc.	235,200
52,000	TRC Cos., Inc.*	209,040
34,000	Tredegar Corp.	499,800
88,000	Trex Co., Inc.*	1,032,240
21,000	United Capital Corp.*	403,200
21,000	Universal Forest Products, Inc.	629,160
28,000	USA Truck, Inc.*	336,840

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
38,000	Vitran Corp., Inc.*	$569,620
44,000	Volt Information Sciences, Inc.*	524,040
85,000	Wabash National Corp.	642,600
102,000	WCA Waste Corp.*	647,700
150,000	Westaff, Inc.*	169,500
125,000	Willdan Group, Inc.*	601,250
68,000	Willis Lease Finance Corp.*	726,240

		64,011,759

Information Technology — 12.42%
120,000	Acorn Energy, Inc.*	660,000
55,000	Actel Corp.*	926,750
100,000	Advanced Analogic Technologies, Inc.*	413,000
41,000	Agilysys, Inc.	464,940
59,000	Anaren, Inc.*	623,630
125,000	Axcelis Technologies, Inc.*	610,000
83,300	Bell Microproducts, Inc.*	201,586
14,000	Black Box Corp.	380,660
49,200	CalAmp Corp.*	100,860
85,000	Cascade Microtech, Inc.*	559,300
57,090	Catapult Communications Corp.*	406,481
77,000	Ciber, Inc.*	478,170
115,000	Comarco, Inc.*	418,600
23,000	Communications Systems, Inc.	247,250
73,000	Cyberoptics Corp.*	716,130
25,582	DG FastChannel, Inc.*	441,290
75,000	Digi International, Inc.*	588,750
36,000	DSP Group, Inc.*	252,000
77,000	Dynamics Research Corp.*	808,500
85,000	Edgewater Technology, Inc.*	408,850
131,000	EF Johnson Technologies, Inc.*	229,250
70,000	Electro Rent Corp.	877,800
39,000	Electro Scientific Industries, Inc.*	552,630
77,000	ePlus, Inc.*	1,041,810
39,000	Exar Corp.*	294,060
64,000	GSI Group, Inc.*	496,640
24,000	GTSI Corp.*	181,680
120,000	Hurray! Holding Co. Ltd. ADR*	379,200
28,000	Hutchinson Technology, Inc.*	376,320
123,000	InfoGROUP, Inc.	539,970
32,000	Infospace, Inc.	266,560
35,000	Integral Systems, Inc.	1,354,500
110,375	Integrated Silicon Solution, Inc.*	613,685
90,000	Jupitermedia Corp.*	126,000
87,000	KEMET Corp.*	281,880
48,000	Keynote Systems, Inc.*	618,240
61,000	LeCroy Corp.*	544,120
21,000	Magal Security Systems Ltd.*	178,080
65,000	MCSI, Inc.*(b)(c)	0
35,000	Measurement Specialties, Inc.*	615,650
51,000	MedQuist, Inc.*	400,350
100,000	Merix Corp.*	230,000
104,000	Methode Electronics, Inc.	1,086,800
50,000	Newport Corp.*	569,500
60,000	NU Horizons Electronics Corp.*	291,600
60,000	Omnivision Technologies, Inc.*	725,400
48,000	Oplink Communications, Inc.*	460,800
40,000	Opnet Technologies, Inc.*	360,000
123,000	Optical Cable Corp.*	842,550
82,000	PC Connection, Inc.*	763,420
37,000	PDF Solutions, Inc.*	220,150
76,000	Pegasystems, Inc.	1,022,960
90,000	Perceptron, Inc.*	787,500
140,000	Performance Technologies, Inc.*	708,400
75,000	Pericom Semiconductor Corp.*	1,113,000
37,930	Photronics, Inc.*	267,027
67,000	Planar Systems, Inc.*	174,200
28,000	Retalix Ltd.*	362,600
47,000	Richardson Electronics Ltd.	278,710
29,000	Rudolph Technologies, Inc.*	223,300
76,000	Semitool, Inc.*	570,760
70,000	Sigmatron International, Inc.*	408,800
46,000	Startek, Inc.*	432,400
27,000	SYNNEX Corp.*	677,430
70,560	TechTeam Global, Inc.*	754,286
21,000	Tessco Technologies, Inc.*	287,280
98,000	Tier Technologies, Inc., Class B*	784,980
120,000	Ulticom, Inc.*	1,020,000
46,000	Vignette Corp.*	552,000
97,000	White Electronic Designs Corp.*	445,230
100,000	WPCS International, Inc.*	565,000

		36,661,255

Materials — 5.92%
11,800	AMCOL International Corp.	335,828
70,200	American Pacific Corp.*	1,210,248
12,000	ASA Ltd.	1,015,800
37,000	Blue Earth Refineries, Inc.*	88,800
107,000	Buckeye Technologies, Inc.*	905,220
38,000	Chesapeake Corp.*	89,300
18,000	Friedman Industries	144,000
29,000	Hawkins, Inc.	433,840
50,000	Headwaters, Inc.*	588,500
70,000	Innospec, Inc.	1,317,400
60,000	Material Sciences Corp.*	486,000
44,000	NewMarket Corp.	2,914,120
140,400	North American Palladium Ltd.*	772,200
23,000	Olympic Steel, Inc.	1,746,160
38,000	Penford Corp.	565,440
110,000	PolyOne Corp.*	766,700
34,000	Schulman (A), Inc.	783,020
30,000	Schweitzer-Mauduit International, Inc.	505,500
45,000	Spartech Corp.	424,350
26,000	Stepan Co.	1,186,120
16,000	Universal Stainless & Alloy*	592,640

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
88,610	US Concrete, Inc.*	$421,784
3,200	Vulcan International Corp.	176,800

		17,469,770

Telecommunication Services — 0.33%
40,000	D&E Communications, Inc.	355,600
41,000	SureWest Communications	345,630
35,000	USA Mobility, Inc.*	264,250

		965,480

Utilities — 3.83%
44,000	American States Water Co.	1,537,360
47,054	California Water Service Group	1,541,960
29,000	Central Vermont Public Service Corp.	561,730
17,000	CH Energy Group, Inc.	604,690
15,700	Chesapeake Utilities Corp.	403,804
23,500	Connecticut Water Service, Inc.	526,400
9,000	Delta Natural Gas Co., Inc.	235,080
71,000	Empire District Electric Co. (The)	1,316,340
24,000	EnergySouth, Inc.	1,177,440
18,000	Florida Public Utilities Co.	214,200
4,900	Maine & Maritimes Corp.*	207,760
30,400	Middlesex Water Co.	504,336
6,500	RGC Resources, Inc.	182,000
52,800	SJW Corp.	1,393,920
45,644	Southwest Water Co.	457,353
16,476	Unitil Corp.	446,664

		11,311,037

Total Common Stocks		284,568,418

(Cost $302,185,773)

Preferred Stock — 0.28%
3,534	Inverness Medical Innovations, Inc.*	837,558

Total Preferred Stock		837,558

(Cost $615,261)
Exchange Traded Funds — 1.95%
100,000	iShares Russell Microcap Index Fund	4,461,000
100,000	PowerShares Zacks Micro Cap Portfolio	1,282,000

Total Exchange Traded Funds		5,743,000

(Cost $6,701,571)
Warrants/Rights — 0.00%
2,967	DEL Global Technologies Corp., Warrants, 3/28/09, $1.50*	148
43,160	Patrick Industries, Inc., Rights, 6/22/08	0

Total Warrants/Rights		148

(Cost $0)

Principal Amount
Corporate Bonds — 0.00%
$ 1,947	Trenwick America Corp.*(b)(c)	0
1,579	Trenwick America Corp.*(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 0.10%
288,064	Wells Fargo Prime Investment Money Market Fund	288,064

Total Investment Company		288,064

(Cost $288,064)
Total Investments		291,437,188
(Cost $309,790,669)(d) — 98.74%
Other assets in excess of liabilities — 1.26%		3,714,956

NET ASSETS — 100.00%		$295,152,144

*	Non-income producing security.
(a)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
(b)	Security delisted or issuer in bankruptcy.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

June 30, 2008 (Unaudited)

Abbreviations used are defined below:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

June 30, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 5.85%
Arizona — 0.44%
$100,000	Tucson Certificate of Participation, Series A, 4.30%, 7/1/10, (Credit Support: MBIA)(a)	$99,340
105,000	Tucson Certificate of Participation, Series A, 4.55%, 7/1/11, (Credit Support: MBIA)(a)	104,102

		203,442

California — 0.96%
355,000	Los Angeles Community Redevelopment Agency Tax Allocation, Series B, 5.90%, 9/1/35, (Credit Support: RADIAN), Callable 9/1/15 @ 100(a)	303,426
135,000	San Diego Metropolitan Transportation Development Board Revenue, Series A, 3.86%, 12/1/09, (Credit Support: MBIA)(a)	135,345

		438,771

Illinois — 1.26%
425,000	Bensenville, GO, Series E, 4.65%, 12/1/11, Callable 8/1/08 @ 100(a)	413,754
165,000	Village of Riverdale, GO, 9.62%, 1/1/27	162,408

		576,162

Michigan — 0.33%
160,000	Township of Buena Vista, GO, 8.00%, 4/1/32, Callable 4/1/18 @ 100	153,586

Missouri — 0.58%
270,000	Missouri Development Finance Board Revenue, Series A, 6.00%, 3/1/24, Callable 3/1/16 @ 100	266,752

Nebraska — 1.13%
320,000	Saunders County School District No. 107, GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100(a)	320,131
200,000	Saunders County School District No. 72, GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100(a)	200,082

		520,213

New Jersey — 0.36%
165,000	New Jersey Economic Development Authority Revenue, Series B, 5.18%, 11/1/15(a)	165,319

Texas — 0.79%
$390,000	San Antonio Convention Hotel Finance Corp. Revenue, Series B, 5.10%, 7/15/20, (Credit Support: AMBAC)(a)	361,097

Total Municipal Bonds		2,685,342

(Cost $2,765,870)
Asset Backed Securities — 4.09%
Banking & Financial Services — 4.09%
380,028	Countrywide Asset Backed Certificates, Series 2007-A1, Class 2A1, 2.77%, 5/25/47, Callable 8/25/19 @ 100(b)(c)	303,073
210,291	Countrywide Home Equity Loan Trust, Series 2002-GA, 2.84%, 12/15/28, Callable 7/15/08 @ 100(c)	149,952
111,500	Countrywide Home Equity Loan Trust, Series 2002-HA, 2.87%, 1/15/29, Callable 7/15/08 @ 100(c)	76,290
91,066	Countrywide Home Equity Loan Trust, Series 2003-BA, 2.78%, 4/15/29, Callable 7/15/08 @ 100(c)	63,088
331,538	Countrywide Home Equity Loan Trust, Series 2003-CA, 2.74%, 5/15/29, Callable 8/15/08 @ 100(c)	229,163
218,286	Countrywide Home Equity Loan Trust, Series 2003-DA, 2.73%, 6/15/29, Callable 12/15/08 @ 100(c)	117,793
230,512	Countrywide Home Equity Loan Trust, Series 2004-AA, 2.69%, 4/15/30, Callable 10/15/08 @ 100(c)	119,071
134,393	Countrywide Home Equity Loan Trust, Series 2004-E2A, 2.73%, 6/15/29, Callable 11/15/08 @ 100(c)	87,491
208,257	Countrywide Home Equity Loan Trust, Series 2004-F2A, 2.73%, 5/15/34, Callable 10/15/08 @ 100(c)	113,484
98,682	Countrywide Home Equity Loan Trust, Series 2004-IA, 2.76%, 2/15/34, Callable 3/15/09 @ 100(c)	61,965
29,609	Countrywide Home Equity Loan Trust, Series 2004-K2A, 2.77%, 2/15/34, Callable 12/15/08 @ 100(c)	22,653
43,853	Countrywide Home Equity Loan Trust, Series 2004-T2A, 2.71%, 1/15/30, Callable 11/15/09 @ 100(c)	30,561
360,000	Flagstar Home Equity Loan Trust, Series 2007-1A, Class AF2 (STEP), 5.77%, 1/25/35(b)	318,017

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$2,064	New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 (STEP), 7.20%, 10/25/28, Callable 7/25/08 @ 100	$2,057
218,783	Structured Asset Securities Corp., Series 2007-RM1, Class A1, 2.76%, 5/25/47(a)(b)(c)	179,676

Total Asset Backed Securities		1,874,334

(Cost $1,981,959)
Collateralized Mortgage Obligations — 24.15%
Banking & Financial Services — 24.15%
387,779	ABN AMRO Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/33, Callable 8/25/27 @ 100	362,234
157,795	Banc of America Funding Corp., Series 2005-D, Class B1, 4.11%, 5/25/35, Callable 11/25/31 @ 100(c)	103,663
599,699	Banc of America Funding Corp., Series 2006-R2, Class A1, 6.06%, 7/30/46(b)(c)	361,257
160,886	Banc of America Funding Corp., Series 2007-4, Class SB2, 5.42%, 11/25/34(c)	95,266
138,728	Banc of America Funding Corp., Series 2007-4, Class SB3, 5.42%, 11/25/34(c)	72,877
212,368	Banc of America Mortgage Securities, Inc., Series 2003-J, Class B2, 4.60%, 11/25/33, Callable 8/25/11 @ 100(c)	145,339
244,298	Banc of America Mortgage Securities, Inc., Series 2004-D, Class B1, 4.22%, 5/25/34, Callable 3/25/17 @ 100(c)	181,575
567,824	Banc of America Mortgage Securities, Inc., Series 2004-F, Class 2A7, 4.14%, 7/25/34(c)	561,585
458,064	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.43%, 2/25/36, Callable 9/25/21 @ 100(c)	440,854
441,349	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 3A2, 4.96%, 2/25/34, Callable 3/25/14 @ 100(c)	423,298
61,356	Brunel Residential Mortgage Securitisation PLC, Series 2007-1A, Class A1C, 2.75%, 1/13/39(b)(c)	61,287
340,000	Chase Mortgage Finance Corp., Series 2006-A1 , Class 2A3, 6.00%, 9/25/36, Callable 6/25/22 @ 100(c)	309,039
76,847	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35, Callable 2/25/21 @ 100(c)	69,322
383,172	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A1, 5.50%, 1/25/36	373,210
879,914	Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5 (STEP), 4.97%, 7/25/35, Callable 9/25/14 @ 100	773,768
4,247	Countrywide Alternative Loan Trust, Series 2006-9T1, Class A7, 6.00%, 5/25/36	3,595
302,177	Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1, 6.75%, 8/25/37, Callable 3/25/16 @ 100	286,313
222,102	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-21, Class B2, 4.80%, 5/25/33, Callable 8/25/08 @ 100(c)	148,186
137,143	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	127,724
339,622	First Horizon Asset Securities, Inc., Series 2004-AR1, Class B2, 5.12%, 2/25/34, Callable 10/25/10 @ 100(c)	241,956
480,000	Homebanc Mortgage Trust, Series 2006-1, Class 3A2, 5.91%, 4/25/37, Callable 8/25/22 @ 100(c)	384,602
229,214	JPMorgan Mortgage Trust, Series 2004-A4, Class 2A2, 4.62%, 9/25/34, Callable 11/25/27 @ 100(c)	220,930
204,481	JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 8/25/19, Callable 8/25/18 @ 100	201,158
630,908	Master Asset Securitization Trust, Series 2003-12, Class 6A1, 5.00%, 12/25/33, Callable 1/25/25 @ 100	584,661
770,586	Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 2A1, 4.52%, 12/25/34, Callable 7/25/15 @ 100(a)(c)	753,750
439,727	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class M1 4.87%, 6/25/35, Callable 12/25/24 @ 100(c)	340,751
1,101	Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 6.46%, 2/25/34, Callable 7/25/30 @ 100(c)	1,023
428,687	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1, 6.00%, 10/25/37, Callable 4/25/37 @ 100	381,565
370,169	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19, Callable 8/25/16 @ 100	335,466

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$109,570	Sequoia Mortgage Trust, Series 2003-4, Class 1B2, 5.29%, 7/20/33, Callable 7/20/08 @ 100(c)	$75,836
236,626	Sequoia Mortgage Trust, Series 2003-4, Class 2B4, 3.94%, 7/20/33, Callable 5/20/09 @ 100(c)	103,498
30,749	Structured Asset Securities Corp., Series 2002-11A, Class 2A1, 5.38%, 6/25/32, Callable 7/25/08 @ 100(c)	26,812
426,452	Structured Asset Securities Corp., Series 2003-30, Class 1A1, 5.50%, 10/25/33, Callable 3/25/28 @ 100	403,263
370,143	SunTrust Acquisition Seconds Trust, Series 2007-1, Class A, 2.80%, 4/25/37, Callable 11/25/12 @ 100(c)	97,148
140,010	Vendee Mortgage Trust, Series 1992-1, Class 2Z, 7.75%, 5/15/22, Callable 11/15/17 @ 100	147,599
780,366	WaMu Pass Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 10/25/29 @ 100	732,326
239,506	WaMu Pass Through Certificates, Series 2004-AR14, Class B2, 4.25%, 1/25/35, Callable 8/25/24 @ 100(c)	156,335
328,712	WaMu Pass Through Certificates, Series 2004-AR7, Class B1, 3.94%, 7/25/34, Callable 1/25/26 @ 100(c)	206,063
461,337	WaMu Pass Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	449,918
344,419	Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class B1, 4.25%, 9/25/34, Callable 12/25/16 @ 100(c)	281,189
115,974	Wells Fargo Mortgage Backed Securities Trust, Series 2006-20, Class B4, 5.50%, 12/25/21, Callable 1/25/12 @ 100	53,536

Total Collateralized Mortgage Obligations		11,079,777

(Cost $13,058,830)
Commercial Mortgage-Backed Securities — 0.15%
Banking & Financial Services — 0.15%
67,313	JPMorgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2, 6.51%, 10/15/35	67,291

Total Commercial Mortgage-Backed Securities		67,291

(Cost $67,437)
Corporate Bonds — 31.81%
Aerospace & Defense — 0.30%
145,000	L-3 Communications Corp., 6.13%, 7/15/13, Callable 8/1/08 @ 103.063	137,025

Agriculture — 0.74%
346,000	Archer-Daniels-Midland Co., 5.45%, 3/15/18	337,573

Apparel — 0.34%
156,000	Phillips-Van Heusen, 7.25%, 2/15/11, Callable 8/1/08 @ 103.625	156,390

Banks — 5.65%
213,000	Barclays Bank PLC, 6.28%, 12/15/34(c)	174,110
200,000	BB&T Capital Trust IV, 6.82%, 6/12/57, Callable 6/12/37 @ 100(c)	169,944
171,000	CBA Capital Trust I 5.81%, 6/30/15(b)	153,644
164,000	Chase Capital II, 3.37%, 2/1/27, Callable 8/1/08 @ 100(c)	126,344
136,000	Chase Capital III, 3.23%, 3/1/27, Callable 8/1/08 @ 100(c)	107,695
179,000	Frost National Bank, 6.88%, 8/1/11	191,672
382,000	Nationsbank Capital Trust III, 3.26%, 1/15/27, Callable 8/1/08 @ 100(c)	299,355
250,000	People’s United Bank, 9.88%, 11/15/10	283,914
212,000	Popular North America, Inc. 5.65%, 4/15/09	209,948
235,000	Rabobank Capital Funding II, 5.26%, 12/31/13(b)(c)	215,277
268,000	RBS Capital Trust III, 5.51%, 9/30/14(c)	232,918
222,000	Regions Financing Trust II, 6.63%, 5/15/47, Callable 5/15/27 @ 100(c)	151,738
374,000	Wachovia Capital Trust II, 3.21%, 1/15/27, Callable 8/1/08 @ 100(c)	275,467

		2,592,026

Beverages — 0.42%
191,000	Diageo Finance BV, 5.50%, 4/1/13	193,384

Biotechnology — 0.12%
53,000	Bio-Rad Laboratories, Inc. 7.50%, 8/15/13, Callable 8/15/08 @ 104	53,265

Building Materials — 0.24%
110,000	Texas Industries, Inc. 7.25%, 7/15/13, Callable 7/15/09 @ 103.625	109,450

Chemicals — 1.24%
148,000	Methanex Corp., 8.75%, 8/15/12	156,510
160,000	Mosaic Co. (The), 7.88%, 12/1/16, Callable 12/1/11 @ 103.813(b)	170,400
155,000	Potash Corp. of Saskatchewan, 7.75%, 5/31/11	166,672
76,000	Valspar Corp., 5.63%, 5/1/12	74,985

		568,567

Coal — 0.24%
114,000	Arch Western Finance LLC, 6.75%, 7/1/13, Callable 8/1/08 @ 103.375	111,720

Commercial Services — 0.76%
142,000	Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/09 @ 103.125	136,675

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$152,000	Equifax, Inc., 6.30%, 7/1/17	$144,498
72,000	Service Corp. International, 6.75%, 4/1/15	68,580

		349,753

Consumer Cyclical — 0.44%
207,000	CVS Caremark Corp., 5.75%, 6/1/17	203,595

Distribution/Wholesale — 0.39%
183,000	Owens & Minor, Inc., 6.35%, 4/15/16	179,740

Diversified Financial Services — 3.06%
286,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100(c)	270,078
216,000	Credit Suisse Guernsey Ltd., 5.86%, 5/15/17(c)	180,068
475,000	Fort Knox Military Housing Privatization Project, 2.81%, 2/15/52, (Credit Support: AMBAC), Callable 8/1/08 @ 100(a)(b)(c)	380,024
268,000	General Electric Capital Corp., 6.00%, 6/15/12	276,948
112,000	Morgan Stanley, 3.01%, 1/9/14(c)	100,879
103,250	Pemex Finance Ltd., 9.69%, 8/15/09	105,357
188,000	Premium Asset Trust, Series 2004-04, 4.13%, 3/12/09(d)	89,725

		1,403,079

Electric — 1.56%
242,000	Energy East Corp., 6.75%, 7/15/36	230,818
154,000	Potomac Electric Power Co., 6.50%, 11/15/37	150,379
158,000	Public Service Co. of Oklahoma, 6.15%, 8/1/16	156,724
203,000	Puget Sound Energy, Inc., 6.97%, 6/1/67, Callable 6/1/17 @ 100(c)	175,595

		713,516

Electrical Components & Equipment — 0.36%
166,000	AMETEK, Inc., 7.20%, 7/15/08	166,210

Electronics — 0.50%
244,000	Thermo Fisher Scientific, Inc., 5.00%, 6/1/15	229,357

Engineering & Construction — 0.37%
176,000	Dycom Industries, Inc., 8.13%, 10/15/15, Callable 10/15/10 @ 104.063	168,960

Food — 0.20%
90,000	Corn Products International, Inc., 6.00%, 4/15/17	92,148

Government - Other — 0.19%
85,366	New Valley Generation III, 4.69%, 1/15/22	87,035

Healthcare - Services — 0.37%
176,000	Laboratory Corp. of America Holdings, 5.50%, 2/1/13	170,533

Insurance — 4.76%
300,000	Americo Life, Inc., 7.88%, 5/1/13(a)(b)	303,678
375,000	ING Capital Funding TR III, 8.44%, 12/31/10(c)	378,900
225,000	MetLife, Inc., 6.40%, 12/15/36, Callable 12/15/31 @ 100	196,452
247,000	Navigators Group, Inc., 7.00%, 5/1/16	233,992
255,000	NLV Financial Corp., 7.50%, 8/15/33(b)	240,661
199,000	OneAmerica Financial Partners, Inc., 7.00%, 10/15/33(b)	207,943
225,000	Selective Insurance Group, 6.70%, 11/1/35	209,584
250,000	Unitrin, Inc., 4.88%, 11/1/10	236,451
197,000	Willis North America, Inc., 6.20%, 3/28/17	174,078

		2,181,739

Iron/Steel — 0.56%
199,000	Nucor Corp. 5.75%, 12/1/17	199,275
60,000	Steel Dynamics, Inc., 7.38%, 11/1/12(b)	60,000

		259,275

Lodging — 0.23%
117,000	Wynn Las Vegas Capital Corp., 6.63%, 12/1/14, Callable 12/1/09 @ 103.303	107,055

Machinery-Diversified — 1.53%
122,000	Baldor Electric Co., 8.63%, 2/15/17, Callable 2/15/12 @ 104.313	122,610
190,000	Joy Global, Inc., 6.00%, 11/15/16	188,385
195,000	Rockwell Automation, Inc., 5.65%, 12/1/17	191,782
202,000	Wabtec Corp., 6.88%, 7/31/13	199,475

		702,252

Media — 1.96%
242,000	Comcast Cable Holdings LLC, 9.80%, 2/1/12	272,787
208,000	Echostar DBS Corp., 5.75%, 10/1/08	208,000
255,000	News America Holdings, Inc., 7.70%, 10/30/25	276,935
129,000	Rogers Communications, Inc., 7.88%, 5/1/12	140,051

		897,773

Metal Fabricate/Hardware — 0.15%
70,000	Valmont Industries, Inc., 6.88%, 5/1/14, Callable 5/1/09 @ 103.438	69,475

Office Furnishings — 0.44%
198,000	Steelcase, Inc., 6.50%, 8/15/11	200,776

Pharmaceuticals — 0.66%
178,000	GlaxoSmithKline Capital, Inc. 5.65%, 5/15/18	177,320

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$131,000	NBTY, Inc., 7.13%, 10/1/15, Callable 10/1/10 @ 103.563	$125,105

		302,425

Pipelines — 1.10%
198,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	190,092
130,000	Sonat, Inc., 7.63%, 7/15/11	131,231
46,000	Spectra Energy Capital LLC, 7.50%, 10/1/09	46,912
150,000	Trans-Canada Pipelines Ltd., 6.20%, 10/15/37	137,499

		505,734

REITS — 0.88%
126,000	Duke Realty LP, 5.63%, 8/15/11	122,323
50,000	Federal Realty Investment Trust, 5.40%, 12/1/13	47,373
259,000	Realty Income Corp., 5.95%, 9/15/16	233,092

		402,788

Software — 0.60%
272,000	Fiserv, Inc., 6.13%, 11/20/12	273,374

Telecommunication Services — 0.37%
176,000	AT&T, Inc., 6.40%, 5/15/38	168,482

Transportation — 1.08%
182,000	CSX Corp., 6.75%, 3/15/11	188,616
125,000	Navios Maritime Holdings, Inc., 9.50%, 12/15/14, Callable 12/15/10 @ 104.75	127,813
174,000	Union Pacific Corp., 6.13%, 1/15/12	179,514

		495,943

Total Corporate Bonds		14,590,417

(Cost $15,502,353)
Preferred Term Securities — 1.60%
125,000	Preferred Term Securities XIV, Inc., 0.76%, 6/24/34(d)(e)	72,425
150,000	Preferred Term Securities XIX, Inc., 0.57%, 12/22/35(d)(e)	85,485
125,000	Preferred Term Securities XVI, Inc., 0.40%, 3/23/35(d)(e)	83,475
175,000	Preferred Term Securities XVIII, Inc., 0.63%, 9/23/35(d)(e)	96,408
150,000	Preferred Term Securities XXIV, Inc., 0.02%, 9/23/35(d)(e)	93,105
250,000	Preferred Term Securities XXV, Inc., 0.03%, 6/22/37(d)(e)	188,275
150,000	Preferred Term Securities XXVI, Inc., 0.03%, 9/22/37(d)(e)	117,000

Total Preferred Term Securities		736,173

(Cost $989,722)
U.S. Government Agency Backed Mortgages — 32.20%
Fannie Mae — 24.22%
1,480,000	(TBA), 5.00%, 8/15/38	1,415,250
3,475,000	(TBA), 5.50%, 8/15/38	3,416,359
8,755	Pool #124425, 9.25%, 10/1/20	9,600
709,595	Pool #254764, 5.50%, 6/1/23(a)	709,135
390	Pool #519217, 7.00%, 2/1/30	412
242	Pool #529175, 7.00%, 2/1/30	256
18,961	Pool #626582, 5.50%, 3/1/17	19,263
105,980	Pool #635169, 5.00%, 8/1/17	105,879
35,965	Pool #644943, 5.50%, 5/1/17	36,538
336,758	Pool #740447, 4.50%, 9/1/18	329,384
869,067	Pool #796610, 5.50%, 10/1/34	860,087
35,063	Pool #898644, 6.50%, 1/1/37	36,139
21,525	Pool #898682, 6.50%, 2/1/37	22,186
29,588	Pool #898684, 6.50%, 2/1/37	30,496
78,261	Pool #907600, 6.50%, 12/1/36	80,681
260,430	Pool #913327, 6.50%, 4/1/22	271,057
24,676	Pool #916843, 6.50%, 4/1/37	25,433
95,364	Pool #922123, 6.50%, 4/1/37	98,292
394,472	Pool #933554, 6.00%, 3/1/38	398,409
221,255	Pool #936193, 6.50%, 5/1/37	228,048
901,453	Pool #961560, 6.00%, 2/1/38	910,450
305,068	Pool #9960143, 6.00%, 11/1/37	308,144
7,716	Series 1988-16, Class B, 9.50%, 6/25/18	8,574
770,000	Series 1997-M9, Class C, 6.52%, 7/25/16(a)	800,927
147,312	Series 2002-W11, Class AF5 (STEP), 5.48%, 11/25/32, Callable 7/25/08 @ 100	147,013
505,000	Series 2004-32, Class AY, 4.00%, 5/25/19	466,109
405,000	Series 2005-W2, Class A8, 5.41%, 5/25/35, Callable 4/25/20 @ 100	378,140

		11,112,261

Freddie Mac — 2.48%
10,705	Pool #170170, 9.00%, 6/1/16	11,678
453,195	Pool #1B2721, 4.38%, 1/1/35(c)	457,652
8,032	Pool #306588, 8.00%, 10/1/18	8,590
496,229	Pool #A70902, 6.00%, 1/1/38	501,801
39,998	Pool #C00921, 7.50%, 2/1/30	43,209
147	Pool #D09479, 9.00%, 10/1/18	149
12,824	Pool #G10625, 8.00%, 1/1/12	13,467
94,085	Series 2178-PB, 7.00%, 8/15/29, Callable 9/15/12 @ 100	99,081

		1,135,627

Ginnie Mae — 5.50%
34,110	Pool #003132, 6.00%, 9/20/31	34,731
88,461	Pool #003296, 6.00%, 10/20/32	90,014
814	Pool #152589, 9.50%, 4/15/16	895

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$6,791	Pool #269020, 9.50%, 1/15/19	$7,543
9,771	Pool #342206, 6.50%, 12/15/23	10,157
6,201	Pool #361064, 6.50%, 8/15/23	6,447
6,153	Pool #363767, 6.50%, 11/15/23	6,397
27,152	Pool #376510, 7.00%, 5/15/24	28,982
205,859	Pool #380866, 7.00%, 3/15/24	219,735
11,099	Pool #398964, 7.50%, 11/15/11	11,568
2,204	Pool #433258, 7.50%, 10/15/11	2,297
9,147	Pool #433263, 7.50%, 10/15/11	9,534
11,609	Pool #441009, 8.00%, 11/15/26	12,711
218,201	Pool #442164, 8.00%, 12/15/26	238,915
2,579	Pool #485682, 6.50%, 8/15/31	2,679
1,962	Pool #549180, 6.00%, 5/15/31	2,002
43,048	Pool #552381, 6.00%, 2/15/32	43,886
32,186	Pool #558945, 6.00%, 4/15/33	32,802
8,392	Pool #565982, 7.00%, 7/15/32	8,932
4,192	Pool #568184, 6.50%, 11/15/31	4,354
52,260	Pool #578345, 6.00%, 8/15/32	53,277
36,809	Pool #584369, 7.00%, 4/15/32	39,178
81,859	Pool #584486, 6.00%, 6/15/32	83,451
21,565	Pool #591571, 7.50%, 7/15/32	23,161
7,610	Pool #591581, 7.00%, 8/15/32	8,100
135,945	Pool #592154, 5.00%, 8/15/33	132,309
164,915	Pool #597857, 5.00%, 8/15/33	160,504
32,783	Pool #598131, 6.00%, 3/15/33	33,411
48,901	Pool #780332, 8.00%, 11/15/09	49,960
148,106	Pool #781124, 7.00%, 12/15/29	157,893
174,541	Pool #781547, 6.00%, 1/15/33	177,997
60,688	Series 2001-58, Class B, 5.15%, 6/16/23(a)(c)	61,283
490,000	Series 2004-12, Class C, 5.15%, 12/16/40(a)(c)	467,865
305,000	Series 2004-25, Class BA, 4.93%, 11/16/44(a)	301,849

		2,524,819

Total U.S. Government Agency Backed Mortgages		14,772,707

(Cost $14,830,450)
U.S. Government Agency Obligations — 4.49%
Small Business Administration — 4.49%
548	Series 1988-20G, Class 1, 9.80%, 7/1/08(a)	548
273	Series 1988-20H, Class 1, 10.05%, 8/1/08(a)	275
823	Series 1989-20D, Class 1, 10.05%, 4/1/09, Callable 7/31/08 @ 100(a)	840
526,120	Series 2004-10B, Class 1, 4.68%, 9/10/14(a)	517,587
232,518	Series 2004-20K, Class 1, 4.88%, 11/1/24(a)	226,886
562,344	Series 2005-10A, Class 1, 5.04%, 3/10/15(a)	555,792
251,515	Series 2005-20A, Class 1, 4.86%, 1/1/25(a)	246,622
518,113	Series 2005-20D, Class 1, 5.11%, 4/1/25(a)	511,905

Total U.S. Government Agency Obligations		2,060,455

(Cost $2,092,255)

Shares
Investment Company — 4.83%
2,214,010	Wells Fargo Prime Investment Money Market Fund	2,214,010

Total Investment Company		2,214,010

(Cost $2,214,010)
Total Investments		50,080,506
(Cost $53,502,886)(f) — 109.17%
Liabilities in excess of other assets — (9.17)%		(4,207,508)

NET ASSETS — 100.00%		$45,872,998

(a)	A portion or all of security is pledged as collateral for open futures contracts.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.
(d)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investments in restricted and illiquid securities representing $825,898 or 1.80% of net assets were as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2008 Carrying Value Per Unit
$125,000	Preferred Term Securities XIV, Inc.	6/7/2007	$101,825	$0.5794
125,000	Preferred Term Securities XVI, Inc.	4/13/2007	111,800	0.6678

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

June 30, 2008 (Unaudited)

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2008 Carrying Value Per Unit
$175,000	Preferred Term Securities XVIII, Inc.	5/14/2007	146,580	$0.5509
150,000	Preferred Term Securities XXIV, Inc.	5/16/2007	150,729	0.6207
150,000	Preferred Term Securities XIX, Inc.	5/11/2007	127,605	0.5699
250,000	Preferred Term Securities XXV, Inc.	3/16/2007	247,500	0.7531
150,000	Preferred Term Securities XXVI, Inc.	6/15/2007	148,500	0.7800
188,000	Premium Asset Trust, Series 2004-04	4/20/2007	178,600	0.4773

(e)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(f)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

GO – General Obligation

MBIA – Insured by MBIA

RADIAN – RADIAN Group, Inc.

REIT – Real Estate Investment Trust

STEP – Step Coupon Bond

TBA - To Be Announced

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund

June 30, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 96.68%
Arizona — 1.47%
$250,000	Surprise Municipal Property Corp. Revenue, 4.50%, 4/1/17, Callable 4/1/11 @ 100	$248,022

California — 3.23%
500,000	City of Santa Rosa Refunding Revenue, Series B, 6.00%, 9/1/15, (Credit Support: FGIC)	544,045

Colorado — 3.70%
500,000	Arkansas River Power Authority Revenue, 5.00%, 10/1/14, (Credit Support: XLCA)	522,575
100,000	Denver West Metropolitan District, GO, Series B, 5.70%, 12/1/17, Callable 8/1/08 @ 100	100,150

		622,725

Florida — 8.08%
500,000	County of Miami-Dade Refunding Revenue, Series A, 5.44%, 10/1/15, (Credit Support: MBIA), Callable 8/1/08 @ 71(a)	352,855
500,000	Florida State Board of Education, GO, Series J, 5.00%, 6/1/19, Callable 6/1/13 @ 101	520,195
500,000	Putnam County Development Authority, Refunding Revenue, 5.35%, 3/15/42, (Credit Support: AMBAC)(b)	486,930

		1,359,980

Illinois — 16.02%
500,000	Cook County High School District No. 225, Northfield Township, GO, 5.50%, 12/1/19	563,265
500,000	Cook County School District No. 148, Dolton, Series E, 4.75%, 12/1/23, (Credit Support: FSA)	496,740
350,000	Illinois Finance Authority Revenue, 5.00%, 12/1/21, Callable 12/1/16 @ 100	322,903
380,000	Illinois Finance Authority Revenue, 5.13%, 4/1/19, Callable 4/1/17 @ 100	375,493
200,000	Illinois Finance Authority Revenue, Series A, 4.95%, 7/1/15, (Credit Support: GO of Participants), Callable 7/1/14 @ 101	198,484
300,000	Illinois Finance Authority Revenue, Series A, 5.05%, 7/1/17, (Credit Support: GO of Participants), Callable 7/1/14 @ 101	296,163
440,000	Markham , GO, Series B, 5.75%, 2/1/21, Callable 2/1/18 @ 100	442,552

		2,695,600

Indiana — 15.23%
180,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.80%, 8/1/17, Callable 2/1/16 @ 100	180,675
135,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.85%, 2/1/18, Callable 2/1/16 @ 100	135,080
380,000	City of Anderson Refunding Revenue, 5.00%, 10/1/19, Callable 4/1/17 @ 100	365,115
500,000	Hamilton County Revenue, 4.25%, 7/10/08	500,185
450,000	Indiana Bond Bank Refunding Revenue, Series A, 5.00%, 8/1/16, (Credit Support: FSA)	485,946
100,000	Munster Municipal Center Corp. Revenue, 4.25%, 7/15/11	102,458
445,000	Munster Municipal Center Corp. Revenue, 4.70%, 7/15/17, Callable 1/15/14 @ 100	451,706
345,000	Noblesville Multi School Building Corp. Revenue, 4.00%, 1/15/14, (Credit Support: FGIC, State Aid Withholding)	342,461

		2,563,626

Louisiana — 0.95%
150,000	State of Louisiana, Refunding GO, Series B, 5.00%, 7/15/15, (Credit Support: CIFG)	159,304

Maryland — 2.10%
350,000	City of Baltimore Revenue, Series A, 5.00%, 9/1/14, (Credit Support: XLCA)	352,744

Massachusetts — 6.41%
1,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series C, 5.75%, 7/1/12, Callable 7/1/11 @ 101	1,078,080

Michigan — 1.60%
250,000	Michigan State Building Authority Revenue, Series III, 5.38%, 10/15/16, Pre-Refunded 10/15/12 @ 100	268,998

Missouri — 1.56%
250,000	Missouri Development Finance Board Revenue, Series A, 5.25%, 3/1/15	263,022

New Hampshire — 3.00%
500,000	New Hampshire Health & Education Facilities Authority Refunding Revenue, 5.50%, 7/1/18, Callable 7/1/08 101	505,000

Ohio — 1.35%
225,000	State of Ohio Revenue, 4.00%, 4/1/09	227,768

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
Oklahoma — 12.15%
$225,000	Jay Industrial Authority Revenue, 4.75%, 9/1/10	$232,027
500,000	McClain County Economic Development Authority Revenue, 5.00%, 9/1/11	516,785
380,000	Oklahoma Baptist University Authority Revenue, 5.25%, 12/1/14	394,204
300,000	Pottawatomie County Facilities Authority Revenue, 5.00%, 9/1/10	311,559
230,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/13	237,312
100,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/14	103,063
245,000	Tulsa Industrial Authority Revenue, 4.30%, 10/1/12	250,231

		2,045,181

Texas — 11.53%
500,000	City of San Antonio Refunding Revenue, 5.38%, 2/1/15	548,790
100,000	Northeast Travis County Utility District, GO, 4.50%, 9/1/13, Callable 9/1/11 @ 100	102,242
65,000	Northeast Travis County Utility District, GO, 4.60%, 9/1/14, Callable 9/1/11 @ 100	66,357
90,000	Northeast Travis County Utility District, GO, 4.65%, 9/1/15, Callable 9/1/11 @ 100	91,743
170,000	Plano Independent School District Refunding GO, 5.38%, 2/15/16, (Credit Support: PSF-GTD), Callable 2/15/11 @ 100	178,374
405,000	San Leanna Educational Facilities Corp. Refunding Revenue, 5.00%, 6/1/18, Callable 6/1/17 @ 100	405,272
500,000	University of Texas Refunding Revenue, Series B, 5.25%, 8/15/19	548,090

		1,940,868

Washington — 4.06%
55,000	Adams County Park & Recreation District No. 4, Refunding GO, 4.13%, 12/1/15	55,966
100,000	Adams County Park & Recreation District No. 4, Refunding GO, 4.13%, 12/1/16	101,096
500,000	City of Seattle Refunding Revenue, 5.63%, 12/1/16, Callable 12/1/10 @ 100	526,475

		683,537

Wisconsin — 4.24%
300,000	Manitowoc Refunding Revenue, 5.00%, 8/1/10	311,745
400,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, Series A, 5.00%, 2/15/17, Callable 2/15/16 @ 100	401,236

		712,981

Total Municipal Bonds		16,271,481

(Cost $16,144,775)

Shares
Investment Company — 4.94%
830,594	Wells Fargo National Tax Free Money Market Fund	830,594

Total Investment Company		830,594

(Cost $830,594)
Total Investments		17,102,075
(Cost $16,975,369)(c) — 101.62%
Liabilities in excess of other assets — (1.62)%		(272,264)

NET ASSETS — 100.00%		$16,829,811

(a)	Represents effective yield to maturity on date of purchase.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.
(c)	See notes to Schedules of Portfolio Investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

CIFG - CIFG Insured

FGIC – Federal Guaranty Insurance Corporation

FSA – Financial Security Assurance Inc.

GO – General Obligation

MBIA – Insured by MBIA

PSF – GTD – Permanent School Fund Guaranteed

XLCA – XL Capital Assurance

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

June 30, 2008 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 2.46%
Asset Backed Auto Receivables — 1.45%
$2,347,167	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A1, 4.92%, 11/17/08(a)	$2,347,167
16,041,631	CPS Auto Trust, Series 2008-A, Class A1, 3.47%, 4/15/09(a)	16,041,631
9,472,132	Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.15%, 3/9/09(a)	9,472,132
11,961,304	Ford Credit Auto Owner Trust, Series 2008-A, Class A1, 4.02%, 2/13/09(a)	11,961,304
5,440,738	Harley-Davidson Motorcycle Trust, Series 2008-1, Class A1, 3.17%, 2/15/09	5,440,738
100,000,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A1, 2.92%, 7/20/09	100,000,000
11,011,791	Nissan Auto Receivables Owner Trust, Series 2008-A, Class A1, 4.00%, 1/15/09	11,011,791

		156,274,763

Asset Backed Mortgages — 1.01%
60,000,000	Granite Master Issuer PLC, Series 2006-3, Class A4, 2.55%, 12/20/54(b)	60,000,000
48,407,085	Paragon Mortgages PLC, Series 13A, Class A1, 2.48%, 1/15/39(a)(b)	48,407,085

		108,407,085

Total Asset Backed Securities		264,681,848

(Cost $264,681,848)
Commercial Paper — 30.91%
Asset Backed Securities — 26.78%
50,000,000	Amsterdam Funding Corp., 2.77%, 9/18/08(a)(c)	49,696,070
6,000,000	Bank of America Credit Card Trust Emerald Notes, 3.35%, 7/1/08(a)(c)	6,000,000
25,000,000	Bank of America Credit Card Trust Emerald Notes, 3.00%, 9/2/08(a)(c)	24,868,750
50,000,000	Bank of America Credit Card Trust Emerald Notes, 3.12%, 7/21/08(a)(c)	49,913,333
65,000,000	Bank of America Credit Card Trust Emerald Notes, 3.22%, 7/10/08(a)(c)	64,947,675
65,000,000	Bank of America Credit Card Trust Emerald Notes, 3.23%, 7/29/08(a)(c)	64,836,706
25,000,000	Barton Capital LLC, 2.65%, 7/8/08(a)(c)	24,987,118
63,000,000	Barton Capital LLC, 2.90%, 7/18/08(a)(c)	62,913,725
34,201,000	Barton Capital LLC, 2.62%, 8/8/08(a)(c)	34,107,498
30,000,000	Barton Capital LLC, 2.62%, 8/8/08(a)(c)	29,917,033
75,000,000	CAFCO LLC, 2.57%, 7/16/08(a)(c)	74,919,688
25,000,000	CAFCO LLC, 2.68%, 8/4/08(a)(c)	24,936,722
100,000,000	CAFCO LLC, 2.60%, 8/21/08(a)(c)	99,631,667
53,000,000	CIESCO LLC, 2.74%, 7/24/08(a)(c)	52,907,221
35,000,000	CIESCO LLC, 2.90%, 7/25/08(a)(c)	34,932,333
85,000,000	CIESCO LLC, 2.61%, 7/29/08(a)(c)	84,827,450
30,000,000	CIESCO LLC, 2.66%, 8/7/08(a)(c)	29,916,750
50,000,000	Citibank Credit Card Issuance Trust Dakota Notes, 3.25%, 7/22/08(a)(c)	49,905,208
50,000,000	Citibank Credit Card Issuance Trust Dakota Notes, 3.17%, 7/31/08(a)(c)	49,867,917
50,000,000	Citibank Credit Card Issuance Trust Dakota Notes, 2.76%, 8/12/08(a)(c)	49,839,000
26,000,000	Citibank Credit Card Issuance Trust Dakota Notes, 2.87%, 9/11/08(a)(c)	25,850,760
30,000,000	Citibank Omni Master Trust (Palisades), 3.20%, 7/28/08(a)(c)	29,928,000
30,000,000	Citibank Omni Master Trust (Palisades), 2.95%, 8/4/08(a)(c)	29,916,417
31,163,000	Citibank Omni Master Trust (Palisades), 3.20%, 8/20/08(a)(c)	31,024,498
35,000,000	Citibank Omni Master Trust (Palisades), 3.00%, 9/3/08(a)(c)	34,813,333
50,000,000	Citibank Omni Master Trust (Palisades), 3.00%, 9/15/08(a)(c)	49,683,333
31,000,000	CRC Funding LLC, 2.89%, 7/23/08(a)(c)	30,945,251
24,680,000	CRC Funding LLC, 2.61%, 7/31/08(a)(c)	24,626,321
25,000,000	Fairway Finance Corp., 2.70%, 7/8/08(a)(c)	24,986,875
34,000,000	Fairway Finance Corp., 2.73%, 7/9/08(a)(c)	33,979,373
75,000,000	Fairway Finance Corp., 2.62%, 8/19/08(a)(c)	74,732,542
50,000,000	Fairway Finance Corp., 2.62%, 9/4/08(a)(c)	49,763,472
25,000,000	Fairway Finance Corp., 2.78%, 9/8/08(a)(c)	24,866,792
14,000,000	Fairway Finance Corp., 2.65%, 9/9/08(a)(c)	13,927,861
75,000,000	Gemini Securitization Corp. LLC, 2.62%, 8/11/08(a)(c)	74,776,208
25,000,000	Gemini Securitization Corp. LLC, 2.62%, 8/13/08(a)(c)	24,921,764
50,000,000	Gemini Securitization Corp. LLC, 2.70%, 8/27/08(a)(c)	49,787,833
25,000,000	Gemini Securitization Corp. LLC, 2.70%, 8/27/08(a)(c)	24,893,125
75,000,000	Gemini Securitization Corp. LLC, 2.80%, 9/16/08(a)(c)	74,550,833
100,000,000	Grampian Funding LLC, 2.75%, 7/11/08(a)(c)	99,923,611
35,000,000	Grampian Funding LLC, 2.95%, 7/23/08(a)(c)	34,936,903

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$55,000,000	Grampian Funding LLC, 2.66%, 8/11/08(a)(c)	$54,833,381
100,000,000	Grampian Funding LLC, 2.82%, 9/16/08(a)(c)	99,396,833
60,000,000	Liberty Street Funding LLC, 2.97%, 7/25/08(a)(c)	59,881,200
50,000,000	Liberty Street Funding LLC, 2.99%, 7/25/08(a)(c)	49,900,333
25,000,000	Liberty Street Funding LLC, 2.64%, 8/11/08(a)(c)	24,924,833
50,000,000	Liberty Street Funding LLC, 2.70%, 8/14/08(a)(c)	49,835,000
25,000,000	Liberty Street Funding LLC, 2.68%, 8/15/08(a)(c)	24,916,250
23,000,000	Liberty Street Funding LLC, 2.60%, 8/18/08(a)(c)	22,920,267
100,000,000	Nationwide Building Society, 2.88%, 9/15/08(a)(c)	99,392,000
100,000,000	Nationwide Building Society, 3.31%, 12/8/08(a)(c)	98,528,889
75,000,000	Park Avenue Receivables Corp., 2.60%, 9/4/08(a)(c)	74,647,917
7,000,000	Sheffield Receivables Corp., 2.90%, 7/1/08(a)(c)	7,000,000
29,000,000	Sheffield Receivables Corp., 2.54%, 7/24/08(a)(c)	28,952,939
10,000,000	Solitaire Funding LLC, 2.58%, 7/7/08(a)(c)	9,995,700
40,000,000	Solitaire Funding LLC, 2.80%, 7/15/08(a)(c)	39,956,444
45,000,000	Solitaire Funding LLC, 2.85%, 7/15/08(a)(c)	44,950,125
32,000,000	Solitaire Funding LLC, 3.05%, 7/28/08(a)(c)	31,926,800
30,000,000	Solitaire Funding LLC, 2.80%, 8/4/08(a)(c)	29,920,667
25,000,000	Solitaire Funding LLC, 2.75%, 9/3/08(a)(c)	24,877,778
60,000,000	Windmill Funding Corp. 2.56%, 7/7/08(a)(c)	59,974,400
35,000,000	Windmill Funding Corp., 2.73%, 7/2/08(a)(c)	34,997,346
30,000,000	Windmill Funding Corp., 2.56%, 7/3/08(a)(c)	29,995,733
25,000,000	Windmill Funding Corp., 2.68%, 7/16/08(a)(c)	24,972,083
32,640,000	Yorktown Capital LLC, 2.64%, 8/20/08(a)(c)	32,520,320

		2,885,924,207

Banks - Foreign — 2.59%
75,000,000	Bank of Ireland, 2.80%, 9/17/08(a)(c)	74,545,000
50,000,000	DEPFA Bank PLC, 2.78%, 8/1/08(a)(c)	50,000,428
50,000,000	Dexia Delaware LLC, 2.79%, 7/17/08(c)	49,938,000
30,000,000	Fortis Funding LLC, 2.75%, 7/15/08(a)(c)	29,967,917
75,000,000	Societe Generale, 2.65%, 8/6/08(c)	74,801,250

		279,252,595

Banks - United Kingdom — 0.98%
45,000,000	Bank of Scotland PLC, 2.74%, 9/10/08(c)	44,756,825
60,000,000	Barclays US Funding LLC, 2.71%, 7/1/08(c)	60,000,000
350,000	Royal Bank of Scotland PLC (The), 2.57%, 7/14/08(c)	349,675

		105,106,500

Finance - Diversified Foreign — 0.56%
820,000	BNP Paribas Finance, Inc., 2.87%, 7/23/08(c)	818,562
60,000,000	Greenwich Capital Holdings, 2.99%, 9/22/08(c)	59,586,383

		60,404,945

Total Commercial Paper		3,330,688,247

(Cost $3,330,688,247)
Certificates of Deposit — 3.53%
Banks - Canada — 2.14%
50,000,000	Bank of Montreal (Chicago), 2.77%, 9/10/08	50,000,979
50,000,000	Bank of Montreal (Chicago), 2.80%, 9/19/08	50,000,000
30,000,000	Bank of Nova Scotia, 2.75%, 7/2/08	30,000,000
50,000,000	Bank of Nova Scotia, 2.66%, 7/15/08	50,000,193
50,000,000	Canadian Imperial Bank of Commerce (New York), 2.72%, 9/9/08	50,000,966

		230,002,138

Banks - Domestic — 0.93%
50,000,000	Bank of The West, 2.76%, 8/5/08	50,000,483
50,000,000	Comerica Bank, 2.71%, 7/14/08	50,000,000

		100,000,483

Banks - Foreign — 0.46%
50,000,000	BNP Paribas, 2.90%, 9/2/08	50,013,816

Total Certificates of Deposit		380,016,437

(Cost $380,016,437)
Corporate Bonds — 58.86%
Banks - Australia & New Zealand — 5.59%
25,000,000	Australia & New Zealand Banking Group Ltd., 2.51%, 2/20/09(a)(b)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$42,500,000	Australia & New Zealand Banking Group Ltd., 2.66%, 1/2/09(a)(b)	$42,500,000
63,750,000	Australia & New Zealand National (International) Ltd., 2.92%, 7/10/09, Callable 2/9/09 @ 100(a)(b)	63,750,000
42,500,000	Commonwealth Bank of Australia, 2.98%, 5/1/09(a)(b)	42,500,000
100,000,000	National Australia Bank Ltd., 2.45%, 10/6/08(a)(b)	100,000,000
64,000,000	National Australia Bank Ltd., 2.88%, 6/5/09(a)(b)	64,000,000
75,000,000	National Australia Bank Ltd., 2.88%, 6/5/09, Callable 3/6/09 @ 100(a)(b)	74,983,743
44,750,000	Westpac Banking Corp. (New York), 2.44%, 9/5/08(a)(b)	44,724,810
60,000,000	Westpac Banking Corp., 2.47%, 10/15/08(a)(b)	60,000,000
85,000,000	Westpac Banking Corp., 2.93%, 2/6/09(a)(b)	84,979,972

		602,438,525

Banks - Canada — 1.72%
62,300,000	Bank of Nova Scotia, 2.43%, 7/29/08(b)	62,291,613
50,000,000	Bank of Nova Scotia, 2.77%, 4/9/09(a)(b)	50,000,000
73,000,000	Canadian Imperial Bank of Commerce (New York), 2.77%, 7/18/08(b)	73,001,730

		185,293,343

Banks - Domestic — 4.92%
6,527,000	Bank of America Corp., 5.88%, 2/15/09	6,635,548
73,000,000	Bank of America NA, 2.98%, 7/2/09(a)(b)	73,000,000
50,000,000	Bank of New York Mellon Corp. (The), 2.45%, 10/9/08(a)(b)	50,000,000
72,200,000	PNC Bank NA, 2.40%, 10/3/08(b)	72,136,119
165,000,000	PNC Bank NA, 2.44%, 12/29/08(b)	164,608,709
64,000,000	Wachovia Bank NA, 2.91%, 5/1/09, Callable 2/4/09 @ 100(b)	64,000,000
50,000,000	Wells Fargo & Co., 3.55%, 5/1/09	50,021,111
50,000,000	Wells Fargo & Co., 2.55%, 7/15/09(a)(b)	50,000,000

		530,401,487

Banks - Foreign — 14.97%
87,500,000	Bancaja US Debt SAU, 3.17%, 7/21/08(a)(b)	87,500,000
127,500,000	Banco Espanol de Credito SA, 2.73%, 2/11/09(a)(b)	127,500,000
75,000,000	Banco Santander Totta SA, 2.46%, 10/6/08(a)(b)	75,000,000
122,500,000	Bank of Ireland, 2.67%, 9/12/08(a)(b)	122,500,000
35,000,000	Bank of Ireland, 2.47%, 2/18/09(a)(b)	35,000,000
175,000,000	Credit Agricole SA (London), 2.77%, 7/21/08(a)(b)	175,000,000
75,000,000	Credit Suisse (New York), 2.93%, 2/5/09(b)	75,000,000
50,000,000	Credit Suisse (New York), 2.88%, 2/9/09(b)	50,000,000
85,000,000	Deutsche Bank AG (New York), 2.99%, 5/1/09(b)	85,000,000
30,000,000	Dexia Credit Local SA (New York), 2.43%, 9/29/08(b)	29,970,648
125,000,000	Fortis Bank SA NV (New York), 2.79%, 2/18/09(a)(b)	125,000,000
100,000,000	ING Bank NV, STEP, 3.06%, 3/26/09(a)	100,000,000
87,500,000	La Caja de Ahorros y Pensiones de Barcelona, 2.92%, 2/13/09(a)(b)	87,500,000
75,000,000	Santander US Debt SA Unipersonal, 2.86%, 9/19/08(a)(b)	75,032,571
95,000,000	Svenska Handelsbanken AB, 2.47%, 10/10/08(a)(b)	95,000,000
93,500,000	Svenska Handelsbanken AB, 2.47%, 10/20/08(a)(b)	93,500,000
175,000,000	UBS AG (Stamford Branch), 2.46%, 9/16/08(b)	175,000,000

		1,613,503,219

Banks - United Kingdom — 5.00%
67,810,000	Alliance & Leicester PLC, 2.48%, 10/7/08(a)(b)	67,810,038
60,000,000	Bank of Scotland PLC (New York), 2.99%, 7/6/09(b)	60,000,000
25,000,000	Bank of Scotland PLC, 2.72%, 7/17/08(a)(b)	25,001,207
42,500,000	Bank of Scotland PLC, 2.44%, 10/6/08(a)(b)	42,500,000
73,000,000	Barclays Bank PLC (New York), 2.75%, 2/11/09(b)	73,000,000
170,000,000	Lloyds TSB Group PLC, 2.44%, 10/6/08(a)(b)	170,000,000
100,000,000	Royal Bank of Scotland PLC (The), 2.51%, 9/19/08(a)(b)	100,000,000

		538,311,245

Finance - Diversified Domestic — 10.42%
157,000,000	American Express Credit Corp., 2.48%, 10/17/08(b)	156,869,139
15,000,000	American Honda Finance Corp., 2.98%, 5/5/09(a)(b)	15,010,178
17,800,000	American Honda Finance Corp., 2.78%, 5/12/09(a)(b)	17,797,588
43,500,000	American Honda Finance Corp., 2.78%, 8/6/08(a)(b)	43,500,000
71,000,000	Cowboys Stadium LP, 2.55%, 7/1/39(a)(b)	71,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$85,000,000	Florida Hurricane Catastrophe Fund, 2.68%, 6/15/09(b)	$85,000,000
87,000,000	General Electric Capital Corp., 2.47%, 7/9/09(b)	86,992,536
30,000,000	General Electric Capital Corp., 2.77%, 1/5/09(b)	30,001,021
55,000,000	General Electric Capital Corp., 2.82%, 3/16/09(b)	54,992,246
13,000,000	HSBC Finance Corp., 4.13%, 12/15/08	13,031,301
25,000,000	JPMorgan Chase & Co., 2.45%, 10/2/08(b)	25,000,000
5,297,000	JPMorgan Chase & Co., 3.50%, 3/15/09	5,305,820
39,400,000	Merrill Lynch & Co., Inc., 2.64%, 8/22/08(b)	39,400,000
200,000,000	Merrill Lynch & Co., Inc., 4.50%, 5/20/09(b)	199,561,385
50,000,000	Merrill Lynch & Co., Inc., 2.64%, 2/17/09(b)	50,000,000
77,000,000	Morgan Stanley, 2.61%, 2/3/09(b)	76,996,148
35,000,000	Mortgage Bankers Association of America, 2.68%, 5/1/38(b)	35,000,000
42,500,000	PACCAR Financial Corp., 2.50%, 9/11/08(b)	42,490,932
50,000,000	Union Hamilton Special Funding LLC, 3.30%, 9/22/08(a)(b)	50,000,000
25,000,000	Union Hamilton Special Funding LLC, 3.30%, 9/29/08(a)(b)	25,000,000

		1,122,948,294

Finance - Diversified Foreign — 4.24%
125,000,000	BASF Finance Europe NV, 2.81%, 9/19/08(a)(b)	125,000,000
262,000,000	Kommunalkredit International Bank Ltd., 2.73%, 10/10/08(a)(b)	262,000,000
20,000,000	Procter & Gamble International Funding SCA, 2.79%, 2/19/09(b)	20,000,000
50,000,000	Unilever Capital Corp., 2.47%, 10/10/08(a)(b)	50,000,000

		457,000,000

Information Technology — 0.74%
80,000,000	International Business Machines Corp., 2.48%, 2/8/09(a)(b)	80,000,000

Insurance — 10.77%
28,500,000	Allstate Life Global Funding II, 2.87%, 8/1/08(b)	28,500,000
50,000,000	Allstate Life Global Funding Trusts, 3.05%, 7/20/09(b)	50,000,000
50,000,000	Allstate Life Global Funding Trusts, 3.06%, 3/20/09(b)	50,000,000
85,000,000	ING Verzekeringen NV, 2.45%, 10/3/08(a)(b)	85,000,000
93,500,000	MassMutual Global Funding II, 3.06%, 3/19/09(a)(b)	93,500,000
125,000,000	Metropolitan Life Global Funding I, 2.48%, 9/24/08(a)(b)	125,000,000
90,000,000	Metropolitan Life Global Funding I, 2.96%, 6/9/09(a)(b)	90,000,000
150,000,000	Monumental Global Funding III, 2.85%, 1/15/09(a)(b)	149,865,449
80,000,000	Nationwide Life Global Funding I, 2.48%, 9/26/08(a)(b)	80,000,000
170,000,000	Nationwide Life Global Funding I, 2.43%, 2/11/09(a)(b)	170,000,000
50,000,000	Pacific Life Global Funding, 2.98%, 6/9/09(a)(b)	50,000,000
13,400,000	Pricoa Global Funding I, 3.90%, 12/15/08(a)	13,441,988
63,000,000	Pricoa Global Funding I, 2.96%, 6/12/09(a)(b)	63,000,000
112,000,000	Principal Life Income Funding Trusts, 2.83%, 7/9/09(b)	111,987,104

		1,160,294,541

Oil & Gas — 0.49%
52,500,000	BP Capital Markets PLC, 2.79%, 7/10/09(b)	52,500,000

Total Corporate Bonds		6,342,690,654

(Cost $6,342,690,654)
Municipal Bonds — 2.84%
California — 0.52%
23,200,000	City of Riverside Refunding Revenue, Series A, 3.18%, 6/1/09	23,200,000
33,215,000	County of San Bernardino Refunding Program COP, Series B, 2.50%, 3/1/17, (LOC: Bank of America NA)(b)	33,215,000

		56,415,000
Massachusetts — 0.52%
56,200,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 2.75%, 10/1/34, (LOC: Bank of America NA)(b)	56,200,000

Michigan — 0.60%
32,000,000	Michigan Municipal Bond Authority Refunding Revenue, Series A-1, 3.00%, 9/1/48(b)	32,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$32,190,000	Michigan Municipal Bond Authority Refunding Revenue, Series A-2, 3.00%, 9/1/48(b)	$32,190,000

		64,190,000

New York — 0.92%
37,885,000	New York City Housing Development Corp. Multi-Family Housing Revenue, Series B, 2.58%, 11/1/46(b)	37,885,000
25,240,000	New York City Housing Development Corp. Multi-Family Housing Revenue, Series C-1, 2.58%, 5/1/48(b)	25,240,000
36,455,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 2.58%, 4/15/36, (Credit Support: Fannie Mae)(b)	36,455,000

		99,580,000

Texas — 0.28%
30,000,000	State of Texas Refunding Revenue, Fund II, Series C, 2.58%, 6/1/29(b)	30,000,000

Total Municipal Bonds		306,385,000

(Cost $306,385,000)
U.S. Government Agency Backed Mortgages — 1.43%
Freddie Mac — 1.43%
154,001,698	Series 3427, 2.62%, 3/15/10(b)	154,001,698

Total U.S. Government Agency Backed Mortgages		154,001,698

(Cost $154,001,698)

Shares
Investment Company — 0.03%
3,492,041	Wells Fargo Prime Investment Money Market Fund	3,492,041

Total Investment Company		3,492,041

(Cost $3,492,041)
Total Investments		10,781,955,925
(Cost $10,781,955,925)(d) — 100.06%
Liabilities in excess of other assets — (0.06)%		(6,029,171)

NET ASSETS — 100.00%		$10,775,926,754

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

COP - Certificate of Participation

LOC - Letter of Credit

STEP - Step Coupon Bond

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack U.S. Government Money Market Fund

June 30, 2008 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 4.85%
Fannie Mae — 0.04%
$216,653	Pool #380999, 6.12%, 10/1/08	$216,396
416,333	Pool #381016, 6.05%, 12/1/08	417,571
123,765	Pool #725929, 6.09%, 4/1/09	123,690

		757,657

Freddie Mac — 4.81%
408,678	Pool #M90826, 4.00%, 7/1/08	408,678
64,199	Pool #M90827, 4.50%, 7/1/08	64,199
894,778	Pool #M90831, 4.00%, 8/1/08	889,322
784,980	Pool #M90842, 4.00%, 9/1/08	779,928
90,589,234	Series 3427, 2.62%, 3/15/10(a)	90,589,234

		92,731,361

Total U.S. Government Agency Backed Mortgages		93,489,018

(Cost $93,489,018)
U.S. Government Agency Obligations — 75.33%
Fannie Mae — 18.55%
130,000,000	2.75%, 7/28/09(a)	129,977,383
50,000,000	2.16%, 8/4/08(b)	49,898,472
100,000,000	2.23%, 8/27/08(b)	99,648,500
30,000,000	6.38%, 6/15/09	31,039,166
20,000,000	3.38%, 12/15/08	20,064,216
26,480,000	4.00%, 1/26/09	26,658,300

		357,286,037

Federal Farm Credit Bank — 9.47%
2,450,000	2.41%, 2/12/09(a)	2,451,309
100,000,000	2.33%, 8/4/09(a)	100,000,000
50,000,000	2.33%, 8/5/09(a)	50,000,000
30,000,000	2.58%, 8/11/09(a)	30,000,000

		182,451,309

Federal Home Loan Bank — 33.32%
18,600,000	4.50%, 8/8/08	18,633,104
100,000,000	2.48%, 10/2/08(a)	100,019,258
50,000,000	2.72%, 4/30/09(a)	50,000,000
100,000,000	2.51%, 5/13/09(a)	100,000,000
50,000,000	2.49%, 5/20/09(a)	49,988,897
50,000,000	2.45%, 12/1/08(a)	49,995,762
98,000,000	2.59%, 12/24/08(a)	98,003,252
50,000,000	2.42%, 8/27/09(a)	50,000,000
50,000,000	2.40%, 9/4/09(a)	50,000,000
75,000,000	2.26%, 10/17/08	75,011,774

		641,652,047

Freddie Mac — 12.77%
22,800,000	4.75%, 3/5/09	23,138,920
51,000,000	5.00%, 6/11/09	51,947,494
28,094,000	2.15%, 7/7/08(b)	28,083,933
92,692,000	2.06%, 7/14/08(b)	92,623,215
50,000,000	2.64%, 12/26/08(a)	50,044,500

		245,838,062

Overseas Private Investment Corp. — 1.22%
1,400,000	2.45%, 3/15/15(a)	1,400,000
14,526,473	2.45%, 11/15/13(a)	14,526,473
4,764,000	Series AIII, 5.00%, 12/9/08	4,764,000
2,737,000	Series AIV, 5.00%, 12/9/08	2,737,000

		23,427,473

Total U.S. Government Agency Obligations		1,450,654,928

(Cost $1,450,654,928)
Repurchase Agreement — 19.53%
376,000,000	Deutsche Bank AG dated 6/30/08; due 7/1/08 at 2.70% with maturity value of $376,028,200 (fully collateralized by Fannie Mae with maturity dates ranging from 6/1/20 to 6/1/38 at rates ranging from 4.50% to 7.00%)	376,000,000

Total Repurchase Agreement		376,000,000

(Cost $376,000,000)

Shares
Investment Company — 0.21%
4,080,390	Wells Fargo Government Institutional Money Market Fund	4,080,390

Total Investment Company		4,080,390

(Cost $4,080,390)
Total Investments		1,924,224,336
(Cost $1,924,224,336)(c) — 99.92%
Other assets in excess of liabilities — 0.08%		1,524,322

NET ASSETS — 100.00%		$1,925,748,658

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

June 30, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 95.77%
Alabama — 5.89%
$27,000,000	Birmingham Medical Clinic Board Revenue, 1.53%, 12/1/26, (LOC: SunTrust Bank)(a)	$27,000,000
1,455,000	City of Birmingham, GO, Series A, 1.60%, 6/1/11, (LOC: Regions Bank)(a)	1,455,000
12,445,000	County of Taladega Revenue, 1.55%, 2/1/31, (LOC: Regions Bank)(a)	12,445,000
16,500,000	Washington County Industrial Development Authority Revenue, 1.60%, 8/1/37, (LOC: Regions Bank)(a)	16,500,000

		57,400,000

Alaska — 0.62%
6,080,000	Alaska Housing Finance Corp. Revenue, Series 3071, 1.82%, 12/1/26, (Credit Support: MBIA), Callable 12/1/17 @ 100(a)	6,080,000

Arizona — 0.84%
2,755,000	Maricopa County Industrial Development Authority Revenue, Series A, 1.55%, 4/15/30, (Credit Support: Fannie Mae)(a)	2,755,000
4,120,000	Reset Optional Certificates Trust II Revenue, Series 674, 1.81%, 7/1/27, (Credit Support: MBIA), Callable 7/1/15 @ 100(a)	4,120,000
1,325,000	Tucson Industrial Development Authority Revenue, 1.55%, 7/15/31, (Credit Support: Fannie Mae)(a)	1,325,000

		8,200,000

California — 3.57%
4,675,000	Deutsche Bank Spears/Lifers Trust Various States, GO, Series 282, 1.53%, 9/1/37, (Credit Support: MBIA)(a)	4,675,000
13,465,000	Deutsche Bank Spears/Lifers Trust Various States, GO, Series 382, 1.53%, 8/1/30, (Credit Support: MBIA)(a)	13,465,000
7,500,000	Golden State Tobacco Securitization Corp. Revenue, Series 2241, 1.75%, 6/1/33, Callable 6/1/17 @ 100(a)	7,500,000
590,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 1.60%, 6/1/22, (LOC: Bank of America NA)(a)	590,000
8,510,000	State of California, GO, Series 1255, 1.58%, 12/1/12, (Credit Support: BHAC-CR, AMBAC)(a)	8,510,000

		34,740,000

Colorado — 5.07%
1,000,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.55%, 7/1/30, (LOC: Wells Fargo Bank NA)(a)	1,000,000
2,140,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.55%, 7/1/36, (LOC: Wells Fargo Bank NA)(a)	2,140,000
2,795,000	Colorado Educational & Cultural Facilities Authority Revenue, Series A1, 1.55%, 9/1/33, (LOC: Bank of America NA)(a)	2,795,000
1,100,000	Colorado Educational & Cultural Facilities Authority Revenue, Series A10, 1.55%, 9/1/37, (LOC: Bank of America NA)(a)	1,100,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 1.62%, 4/1/24, (LOC: Wells Fargo Bank NA)(a)	1,250,000
5,000,000	Commerce City Northern Infrastructure General Improvement District, GO, 1.55%, 12/1/28, (LOC: U.S. Bank NA)(a)	5,000,000
705,000	County of Boulder Revenue, 1.55%, 2/1/31, (LOC: Wells Fargo Bank NA)(a)	705,000
1,475,000	County of Pitkin Refunding Revenue, Series A, 1.60%, 12/1/24, (LOC: U.S. Bank NA)(a)	1,475,000
10,000,000	Crystal Valley Metropolitan District No. 1 Revenue, 1.55%, 10/1/34, (LOC: Wells Fargo Bank NA)(a)	10,000,000
4,275,000	Gateway Regional Metropolitan District Refunding Revenue, 1.55%, 12/1/37, (LOC: Wells Fargo Bank NA)(a)	4,275,000
2,310,000	NBC Metropolitan District, GO, 1.60%, 12/1/30, (LOC: U.S. Bank NA)(a)	2,310,000
7,350,000	Regional Transportation District Revenue, 1.68%, 11/1/36, (Credit Support: AMBAC), Callable 11/1/16 @ 100(a)	7,350,000
7,350,000	Southglenn Metropolitan District Revenue, 1.60%, 12/1/30, (LOC: BNP Paribas)(a)	7,350,000
2,650,000	Water Valley Metropolitan District No. 2, GO, 1.55%, 12/1/24, (LOC: Wells Fargo Bank NA)(a)	2,650,000

		49,400,000

Delaware — 0.31%
3,045,000	Delaware State Economic Development Authority Revenue, 1.54%, 9/1/36, (LOC: PNC Bank NA)(a)	3,045,000

District Of Columbia — 2.27%
4,800,000	District of Columbia Revenue, 1.55%, 10/1/37, (LOC: PNC Bank NA)(a)	4,800,000
2,640,000	District of Columbia Revenue, Series A, 1.50%, 7/1/31, (LOC: Wachovia Bank NA)(a)	2,640,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$2,670,000	District of Columbia Revenue, Series A, 1.55%, 1/1/29, (LOC: Bank of America NA)(a)	$2,670,000
12,000,000	Washington Convention Center Authority Revenue, Series 1606, 1.75%, 10/1/30, (Credit Support: AMBAC), Callable 10/1/16 @ 100(a)	12,000,000

		22,110,000

Florida — 8.66%
3,805,000	Alachua County Health Facilities Authority Revenue, Series A, 2.00%, 10/1/32, (LOC: Bank of Scotland)(a)	3,805,000
10,000,000	Cape Coral, TECP, 2.65%, 9/25/08(b)	10,000,000
4,080,000	City of Eustis Revenue, Series A, 1.53%, 12/1/27, (LOC: SunTrust Bank)(a)	4,080,000
2,200,000	City of Jacksonville Revenue, 1.80%, 7/1/19, (LOC: Bank of America NA)(a)	2,200,000
5,490,000	City of Port St. Joe Revenue, 1.56%, 12/1/38, (LOC: Regions Bank)(a)	5,490,000
2,780,000	Collier County Industrial Development Authority Revenue, 1.60%, 12/1/26, (LOC: Bank of America NA)(a)	2,780,000
3,865,000	County of Sarasota Refunding Revenue, 2.00%, 6/1/36, (LOC: Bank of Scotland)(a)	3,865,000
1,320,000	Deutsche Bank Spears/Lifers Trust Various States, COP, Series 243, 1.56%, 7/1/27, (Credit Support: MBIA), Callable 7/1/17 @ 100(a)	1,320,000
3,900,000	Florida Higher Educational Facilities Financial Authority Revenue, 1.53%, 12/1/35, (LOC: SunTrust Bank)(a)	3,900,000
4,000,000	Florida State Department of General Services Revenue, Series 4079, 1.81%, 9/1/20, (Credit Support: AMBAC), Callable 9/1/15 @ 101(a)	4,000,000
1,100,000	Jacksonville Health Facilities Authority Revenue, 1.55%, 8/15/21, (LOC: Wachovia Bank NA)(a)	1,100,000
1,100,000	Jacksonville Health Facilities Authority Revenue, Series C, 1.55%, 8/15/33, (LOC: Bank of America NA)(a)	1,100,000
5,200,000	Lee County Industrial Development Authority Revenue, Series A, 1.53%, 11/1/32, (LOC: Bank of America NA)(a)	5,200,000
10,000,000	Lee Memorial Health System Revenue, Series 2713, 1.65%, 4/1/37, Callable 4/1/17 @ 100(a)	10,000,000
2,650,000	Marion County Hospital District Revenue, 1.58%, 10/1/30, (LOC: AmSouth Bank)(a)	2,650,000
2,985,000	Miami-Dade County Educational Facilities Authority Revenue, 1.53%, 5/1/22, (LOC: SunTrust Bank)(a)	2,985,000
5,455,000	Miami-Dade County Industrial Development Authority Revenue, 1.57%, 9/1/29, (LOC: Bank of America NA)(a)	5,455,000
7,135,000	Orange County Housing Finance Authority Refunding Revenue, 1.55%, 6/1/25, (Credit Support: Fannie Mae)(a)	7,135,000
7,300,000	Orange County Housing Finance Authority Refunding Revenue, Series E, 1.56%, 8/15/31, (Credit Support: Fannie Mae)(a)	7,300,000

		84,365,000

Georgia — 3.93%
5,800,000	Clayton County Housing Authority Refunding Revenue, 1.55%, 9/1/26, (Credit Support: Fannie Mae)(a)	5,800,000
4,755,000	Cobb County Housing Authority Revenue, 1.55%, 3/1/24, (Credit Support: Freddie Mac)(a)	4,755,000
3,400,000	Fulton County Development Authority Revenue, 1.53%, 4/1/17, (LOC: SunTrust Bank)(a)	3,400,000
2,195,000	Fulton County Development Authority Revenue, 1.53%, 7/1/22, (LOC: SunTrust Bank)(a)	2,195,000
6,090,000	Georgia Municipal Gas Authority Revenue, Series B, 1.57%, 2/1/15, (LOC: Wachovia Bank NA)(a)	6,090,000
8,925,000	Marietta Housing Authority Refunding Revenue, 1.60%, 7/1/24, (Credit Support: Fannie Mae)(a)	8,925,000
3,100,000	Thomasville Hospital Authority Revenue, 1.53%, 11/1/23, (LOC: SunTrust Bank)(a)	3,100,000
4,000,000	Ware County Hospital Authority Revenue, 1.53%, 11/1/20, (LOC: SunTrust Bank)(a)	4,000,000

		38,265,000

Idaho — 1.03%
10,000,000	Idaho Health Facilities Authority Revenue, 2.60%, 7/1/30, (Credit Support: FSA)(a)	10,000,000

Illinois — 7.25%
12,175,000	ABN AMRO Munitops Certificate Trust, GO, Series 2006-33, 1.90%, 6/30/14, (Credit Support: MBIA)(a)	12,175,000
5,245,000	Chicago Park District, GO, Series 2722, 2.05%, 7/1/13, (Credit Support: AMBAC)(a)	5,245,000
4,360,000	City of Chicago, GO, Series 2284, 2.05%, 1/1/27, (Credit Support: AMBAC), Callable 1/1/17 @ 100(a)	4,360,000
3,495,000	City of Chicago, GO, Series B24, 1.76%, 1/1/25, (Credit Support: FSA), Callable 1/1/14 @ 100(a)	3,495,000
1,700,000	Galesburg Revenue, 1.55%, 3/1/31, (LOC: LaSalle Bank NA)(a)	1,700,000
4,100,000	Illinois Educational Facilities Authority Revenue, 1.58%, 12/1/25, (LOC: JPMorgan Chase Bank)(a)	4,100,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$4,100,000	Illinois Finance Authority Revenue, 1.55%, 1/1/19, (LOC: LaSalle Bank NA)(a)	$4,100,000
1,375,000	Illinois Finance Authority Revenue, 1.80%, 6/1/17, (LOC: Bank One NA)(a)	1,375,000
7,000,000	Illinois Finance Authority Revenue, Series 2711, 1.65%, 8/1/37, Callable 8/1/17 @ 100(a)	7,000,000
2,100,000	Illinois Finance Authority Revenue, Series A, 1.55%, 11/1/24, (LOC: LaSalle Bank NA)(a)	2,100,000
6,900,000	Illinois Health Facilities Authority Revenue, Series C, 1.58%, 1/1/16, (LOC: Bank One NA)(a)	6,900,000
3,085,000	Kane County Community Unit School District No. 304 (Geneva), GO, Series 1968, 1.63%, 7/1/21, (Credit Support: FSA)(a)	3,085,000
3,200,000	Kane, McHenry, Cook & DeKalb Counties Unit School District No. 300, GO, 1.60%, 1/1/21, (Credit Support: FSA-CR, AMBAC), Callable 1/1/17 @ 100(a)	3,200,000
2,405,000	Regional Transportation Authority, GO, Series A48, 1.76%, 6/1/18, (Credit Support: FSA)(a)	2,405,000
4,370,000	State of Illinois, GO, 1.58%, 6/1/21, (Credit Support: MBIA), Callable 6/1/10 @ 100(a)	4,370,000
5,080,000	State of Illinois, GO, Series 2695, 2.05%, 5/1/13, (Credit Support: AMBAC)(a)	5,080,000

		70,690,000

Indiana — 4.18%
7,550,000	Decatur Township Multi-School Building Corp. Revenue, Series 177, 1.60%, 7/15/24, (Credit Support: FSA, State Aid Withholding), Callable 1/15/17 @ 100(a)	7,550,000
10,245,000	Eclipse Funding Trust Revenue, 1.55%, 1/15/30, (Credit Support: FSA, State Aid Withholding), Callable 7/15/16 @ 100(a)	10,245,000
2,955,000	Eclipse Funding Trust Revenue, 1.58%, 7/1/27, (Credit Support: MBIA), (LOC: U.S. Bank NA), Callable 7/1/16 @ 100(a)	2,955,000
2,000,000	Eclipse Funding Trust Revenue, 1.58%, 7/15/24, (Credit Support: MBIA), (LOC: U.S. Bank NA), Callable 1/15/17 @ 100(a)	2,000,000
5,680,000	Hammond School Building Corp. Revenue, Series 2688, 2.05%, 7/15/13, (Credit Support: MBIA)(a)	5,680,000
6,900,000	Indiana State Finance Authority Revenue, 1.57%, 10/1/38, (LOC: Fifth Third Bank)(a)	6,900,000
5,390,000	Vincennes University Revenue, Series F, 1.58%, 10/1/22, (LOC: Bank One NA)(a)	5,390,000

		40,720,000

Iowa — 1.22%
1,985,000	Iowa Finance Authority Revenue, 1.60%, 4/1/25, (LOC: Bank of America NA)(a)	1,985,000
2,600,000	Iowa Finance Authority Revenue, 1.55%, 2/1/23, (LOC: Wells Fargo Bank NA)(a)	2,600,000
7,315,000	Iowa Higher Education Loan Authority Revenue, 1.55%, 4/1/27, (LOC: LaSalle Bank NA)(a)	7,315,000

		11,900,000

Kansas — 0.63%
6,085,000	University of Kansas Hospital Authority Revenue, 2.00%, 9/1/34, (Credit Support: GO of Authority), (LOC: Harris NA)(a)	6,085,000

Kentucky — 0.41%
4,000,000	County of Boyle Refunding Revenue, Series A, 1.54%, 6/1/37, (LOC: PNC Bank NA)(a)	4,000,000

Louisiana — 0.42%
4,130,000	Shreveport Home Mortgage Authority Refunding Revenue, 1.60%, 2/15/23, (Credit Support: Fannie Mae)(a)	4,130,000

Maryland — 0.51%
5,000,000	Maryland Health & Higher Educational Facilities Authority Revenue, 1.53%, 7/1/36, (LOC: SunTrust Bank)(a)	5,000,000

Massachusetts — 3.37%
8,000,000	Massachusetts Development Finance Agency Revenue, 3.80%, 10/1/35, (Credit Support: AMBAC), Callable 10/1/15 @ 100(a)	8,000,000
19,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series 2405, 1.75%, 7/1/20, (Credit Support: FGIC)(a)	19,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$5,875,000	Massachusetts Water Resources Authority Revenue, Series DCL-006, 1.55%, 8/1/25, (Credit Support: FSA)(a)	$5,875,000

		32,875,000

Michigan — 1.14%
5,580,000	Michigan Strategic Fund Revenue, 1.55%, 9/1/40, (LOC: LaSalle Bank NA)(a)	5,580,000
5,500,000	Michigan Strategic Fund Revenue, 1.60%, 12/1/33, (LOC: Comerica Bank)(a)	5,500,000

		11,080,000

Minnesota — 2.66%
1,825,000	City of Bloomington Revenue, Series A1, 1.55%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
1,390,000	City of Minneapolis Revenue, 1.55%, 11/1/16, (LOC: Wells Fargo Bank NA)(a)	1,390,000
7,240,000	Inver Grove Heights Refunding Revenue, 1.55%, 5/15/35, (Credit Support: Fannie Mae)(a)	7,240,000
5,000,000	Minneapolis & St. Paul Housing & Redevelopment Authority Revenue, Series A, 2.05%, 8/15/34, (Credit Support: FSA)(a)	5,000,000
8,240,000	Oak Park Heights Refunding Revenue, 1.55%, 11/1/35, (Credit Support: Freddie Mac)(a)	8,240,000
2,240,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 1.60%, 5/1/27, (LOC: U.S. Bank NA)(a)	2,240,000

		25,935,000

Mississippi — 1.08%
6,500,000	Mississippi Business Finance Commission Revenue, 1.53%, 5/1/32, (LOC: SunTrust Bank)(a)	6,500,000
4,000,000	Mississippi Business Finance Corp. Revenue, 1.59%, 9/1/33, (LOC: Regions Bank)(a)	4,000,000

		10,500,000

Missouri — 1.04%
5,400,000	Independence Industrial Development Authority Refunding Revenue, 1.56%, 8/1/35, (Credit Support: Freddie Mac)(a)	5,400,000
2,700,000	Missouri State Health & Educational Facilities Authority Revenue, 1.58%, 7/1/18, (LOC: SunTrust Bank)(a)	2,700,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 1.57%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		10,100,000

Montana — 1.99%
1,400,000	Billings Revenue, 1.58%, 12/1/14, (LOC: Toronto Dominion Bank)(a)	1,400,000
17,970,000	Montana Board of Investment Revenue, 3.25%, 3/1/29, Callable 3/1/09 @ 100(a)	17,970,000

		19,370,000

Nebraska — 1.18%
8,415,000	Douglas County Housing Authority Revenue, 1.82%, 1/1/42(a)	8,415,000
3,075,000	Scotts Bluff County Hospital Authority Refunding Revenue, 1.60%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(a)	3,075,000

		11,490,000

New Jersey — 2.16%
5,075,000	Austin Trust Various States Revenue, Series 2008-3034X, 1.61%, 5/1/27, (Credit Support: FSA), Callable 11/1/17 @ 100(a)	5,075,000
10,000,000	Tobacco Settlement Financing Corp. Revenue, Series 2153, 1.75%, 6/1/29, Callable 6/1/17 @ 100(a)	10,000,000
6,000,000	Tobacco Settlement Financing Corp. Revenue, Series 2257, 1.75%, 5/15/39, Callable 5/15/11 @ 101(a)	6,000,000

		21,075,000

New York — 2.56%
10,290,000	Eclipse Funding Trust Revenue, 1.58%, 4/1/26, (Credit Support: AMBAC), (LOC: U.S. Bank NA), Callable 4/1/16 @ 100(a)	10,290,000
6,495,000	New York State Thruway Authority Revenue, Series 145, 1.75%, 10/1/08, (Credit Support: AMBAC)(a)	6,495,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$8,194,000	New York State Thruway Authority Revenue, Series 1611, 2.03%, 4/1/25, (Credit Support: AMBAC), Callable 10/1/15 @ 100(a)	$8,194,000

		24,979,000

Ohio — 1.33%
3,000,000	Cleveland-Cuyahoga County Port Authority Revenue, 1.51%, 1/1/33, (LOC: Fifth Third Bank)(a)	3,000,000
5,345,000	Columbus City School District, GO, Series D92, 1.61%, 12/1/23, (Credit Support: FSA), Callable 12/1/16 @ 100(a)	5,345,000
4,600,000	Ohio State Higher Educational Facility Commission Revenue, Series A, 1.57%, 9/1/36, (LOC: Fifth Third Bank)(a)	4,600,000

		12,945,000

Pennsylvania — 6.54%
5,000,000	Allegheny County Higher Education Building Authority Revenue, Series A, 1.54%, 3/1/38, (LOC: PNC Bank NA)(a)	5,000,000
1,250,000	Allegheny County Industrial Development Authority Revenue, Series A, 1.54%, 10/1/26, (LOC: PNC Bank NA)(a)	1,250,000
4,300,000	Allegheny County Industrial Development Authority Revenue, Series A, 1.54%, 6/1/38, (LOC: PNC Bank NA)(a)	4,300,000
3,100,000	Emmaus General Authority Revenue, Series A11, 1.50%, 3/1/24, (LOC: DEPFA Bank PLC)(a)	3,100,000
4,700,000	Emmaus General Authority Revenue, Series F, 1.50%, 3/1/24, (LOC: U.S. Bank NA)(a)	4,700,000
2,000,000	Emmaus General Authority Revenue, Series H21, 1.50%, 3/1/24, (LOC: U.S. Bank NA)(a)	2,000,000
2,750,000	Huntingdon County General Authority Revenue, Series A, 1.54%, 5/1/26, (LOC: PNC Bank NA)(a)	2,750,000
3,450,000	Luzerne County, GO, 1.54%, 11/1/14, (LOC: PNC Bank NA)(a)	3,450,000
3,480,000	Moon Industrial Development Authority Revenue, 1.54%, 6/1/25, (LOC: PNC Bank NA)(a)	3,480,000
10,000,000	Pennsylvania Turnpike Commission Refunding Revenue, Series A1, 1.69%, 12/1/22(a)	10,000,000
3,250,000	Philadelphia School District Refunding, GO, Sub-series D2, 1.54%, 9/1/11, (Credit Support: State Aid Withholding), (LOC: PNC Bank NA)(a)	3,250,000
5,000,000	Pittsburgh Urban Redevelopment Authority Revenue, Sub-series C1, 1.50%, 9/1/35, (Credit Support: FSA)(a)	5,000,000
3,600,000	Washington County Hospital Authority Refunding Revenue, 3.80%, 7/1/23, (Credit Support: AMBAC)(a)	3,606,221
11,825,000	York County Industrial Development Authority Revenue, 1.56%, 7/1/37, (LOC: PNC Bank NA)(a)	11,825,000

		63,711,221

Puerto Rico — 1.38%
8,410,000	Puerto Rico Highway & Transportation Authority Revenue, Series 2560, 1.63%, 7/1/18, (Credit Support: FSA)(a)	8,410,000
5,000,000	Puerto Rico Highway & Transportation Authority Revenue, Series A, OID, 5.00%, 7/1/38, (Credit Support: MBIA-IBC)	5,050,000

		13,460,000

Rhode Island — 0.44%
1,120,000	Providence Housing Authority Revenue, Series A, 1.85%, 9/1/30, (LOC: Bank of America NA)(a)	1,120,000
3,200,000	Rhode Island Health & Educational Building Corp. Revenue, 1.58%, 6/1/37, (LOC: Bank of America NA)(a)	3,200,000

		4,320,000

South Carolina — 1.25%
5,400,000	South Carolina Jobs-Economic Development Authority Revenue, 1.60%, 9/1/18, (LOC: Bank of America NA)(a)	5,400,000
4,805,000	South Carolina Jobs-Economic Development Authority Revenue, Series A, 1.45%, 8/1/35, (LOC: Bank of America NA)(a)	4,805,000
1,995,000	South Carolina Transportation Infrastructure Bank Revenue, Series 316, 1.65%, 10/1/21, (Credit Support: AMBAC), Callable 10/1/09 @ 101(a)	1,995,000

		12,200,000

South Dakota — 0.73%
7,105,000	South Dakota State Health & Educational Facilities Authority Revenue, Series 2712, 1.65%, 11/1/40, Callable 5/1/17 @ 100(a)	7,105,000

Tennessee — 4.35%
1,180,000	Blount County Public Building Authority Revenue, 1.53%, 12/1/15, (Credit Support: County GTY), (LOC: SunTrust Bank)(a)	1,180,000
6,630,000	Dayton Industrial Development Board Revenue, 1.59%, 7/1/36, (LOC: Regions Bank)(a)	6,630,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$3,300,000	Dickson County Industrial Development Board Revenue, 1.58%, 11/1/12, (LOC: SunTrust Bank)(a)	$3,300,000
2,000,000	Memphis-Shelby County Industrial Development Board Revenue, Series A, 1.53%, 1/1/28, (LOC: SunTrust Bank)(a)	2,000,000
11,160,000	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, 1.53%, 11/1/27, (LOC: SunTrust Bank)(a)	11,160,000
4,500,000	Shelby County Health Educational & Housing Facilities Board Revenue, 1.55%, 5/1/33, (LOC: AmSouth Bank)(a)	4,500,000
6,500,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series B, 1.43%, 6/1/42, (Credit Support: Assured GTY)(a)	6,500,000
7,105,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series C, 1.55%, 12/1/13, (LOC: BNP Paribas)(a)	7,105,000

		42,375,000

Texas — 5.03%
1,170,000	Bexar County Housing Finance Corp. Refunding Revenue, 1.55%, 12/15/34, (Credit Support: Fannie Mae)(a)	1,170,000
3,000,000	City of San Antonio Revenue, Series 6064, 1.60%, 2/1/23, (Credit Support: FSA), Callable 2/1/15 @ 100(a)	3,000,000
5,325,000	Dallas Area Rapid Transit Revenue, Series 1771, 2.05%, 12/1/14, (Credit Support: AMBAC)(a)	5,325,000
4,095,000	Northside Independent School District, GO, Series D90, 1.61%, 8/15/20, (Credit Support: PSF-GTD), Callable 8/15/17 @ 100(a)	4,095,000
5,645,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 1.55%, 12/1/26, (LOC: Wells Fargo Bank NA)(a)	5,645,000
27,500,000	State of Texas, GO, 4.50%, 8/28/08	27,534,877
2,245,000	Texas Department of Housing & Community Affairs Revenue, 1.55%, 7/1/33, (Credit Support: Freddie Mac)(a)	2,245,000

		49,014,877

Utah — 0.55%
900,000	Duchesne County School District Revenue, 1.60%, 6/1/21, (LOC: U.S. Bank NA)(a)	900,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 1.56%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,435,000

		5,335,000

Virginia — 3.07%
14,860,000	Fairfax County Economic Development Authority Revenue, 1.53%, 2/1/29, (LOC: SunTrust Bank)(a)	14,860,000
5,055,000	Lewistown Commerce Center Community Development Authority Special Tax, Series 2115, 1.61%, 3/1/27, Callable 3/1/18 @ 100(a)	5,055,000
10,000,000	Virginia Commonwealth University Revenue, Series C, 1.48%, 7/1/30, (Credit Support: AMBAC), (LOC: Wachovia Bank NA)(a)	10,000,000

		29,915,000

Washington — 3.86%
2,135,000	City of Richland Revenue, 1.55%, 12/1/21, (LOC: Bank of America NA)(a)	2,135,000
3,220,000	City of Seattle Revenue, Series 2692, 1.63%, 2/1/13, (Credit Support: FSA)(a)	3,220,000
6,970,000	Goat Hill Properties, Series 2701, 2.05%, 6/1/13, (Credit Support: MBIA, County GTY)(a)	6,970,000
5,685,000	Grant County Public Utility District No. 2 Priest Rapids Revenue, 1.81%, 1/1/43, (Credit Support: MBIA), Callable 1/1/17 @ 100(a)	5,685,000
3,930,000	King County Public Hospital District No. 2, GO, Series 6036, 1.81%, 12/1/23, (Credit Support: MBIA), Callable 12/1/14 @ 100(a)	3,930,000
2,640,000	Port Tacoma, GO, Series 2439, 1.63%, 12/1/15, (Credit Support: FSA)(a)	2,640,000
5,910,000	Renton Housing Authority Revenue, 1.66%, 5/1/40(a)	5,910,000
3,485,000	State of Washington, GO, 1.82%, 6/1/29, (Credit Support: MBIA)(a)	3,485,000
550,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 1.60%, 7/1/11, (LOC: U.S. Bank NA)(a)	550,000
1,995,000	Washington State Housing Finance Commission Revenue, 1.55%, 7/1/28, (LOC: Wells Fargo Bank NA)(a)	1,995,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$1,100,000	Washington State Housing Finance Commission Revenue, 1.60%, 7/1/22, (LOC: U.S. Bank NA)(a)	$1,100,000

		37,620,000

Wisconsin — 2.22%
5,500,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.68%, 11/15/30(a)	5,500,000
5,000,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.55%, 6/1/28, (LOC: Wells Fargo Bank NA)(a)	5,000,000
1,000,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.70%, 2/1/30, (LOC: U.S. Bank NA)(a)	1,000,000
650,000	Wisconsin Health & Educational Facilities Authority Revenue, 2.03%, 12/1/32, (LOC: M&I Bank)(a)	650,000
4,500,000	Wisconsin Health & Educational Facilities Authority Revenue, Series 2187, 1.75%, 8/15/34, Callable 8/15/16 @ 100(a)	4,500,000
5,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series B1, 2.03%, 2/15/30, (Credit Support: Assured GTY)(a)	5,000,000

		21,650,000

Wyoming — 1.03%
6,000,000	Lincoln County Revenue, Series A, 2.33%, 11/1/14(a)	6,000,000
4,000,000	Sweetwater County, TECP, 1.60%, 7/10/08(b)	$4,000,000

		10,000,000

Total Municipal Bonds		933,185,098

(Cost $933,185,098)

Shares
Investment Company — 1.68%
16,365,257	Federated Tax Exempt Money Market Fund	16,365,257

Total Investment Company		16,365,257

(Cost $16,365,257)
Total Investments		949,550,355
(Cost $949,550,355)(c) — 97.45%
Other assets in excess of liabilities — 2.55%		24,884,351

NET ASSETS — 100.00%		$974,434,706

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

COP - Certificate of Participation

FGIC – Federal Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

FSA-CR – FSA Custodial Receipts

GO – General Obligation

GTY - Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC - MBIA Insured Bond Certificate

OID - Original Issue Discount

PSF-GTD – Permanent School Fund Guaranteed

TECP – Tax Exempt Commercial Paper

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

June 30, 2008 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 3.62%
Asset Backed Auto Receivables — 1.44%
$391,194	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A1, 4.92%, 11/17/08(a)	$391,194
2,831,160	CPS Auto Trust, Series 2008-A, Class A1, 3.47%, 4/15/09(a)	2,831,160
1,804,216	Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.15%, 3/9/09(a)	1,804,216
2,110,818	Ford Credit Auto Owner Trust, Series 2008-A, Class A1, 4.02%, 2/13/09(a)	2,110,818
1,813,579	Harley-Davidson Motorcycle Trust, Series 2008-1, Class A1, 3.17%, 2/15/09	1,813,579
20,000,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A1, 2.92%, 7/20/09	20,000,000
1,835,299	Nissan Auto Receivables Owner Trust, Series 2008-A, Class A1, 4.00%, 1/15/09	1,835,299

		30,786,266

Asset Backed Mortgages — 2.18%
40,000,000	Granite Master Issuer PLC, Series 2006-3, Class A4, 2.55%, 12/20/54(b)	40,000,000
6,793,977	Paragon Mortgages PLC, Series 13A, Class A1, 2.48%, 1/15/39(a)(b)	6,793,977

		46,793,977

Total Asset Backed Securities		77,580,243

(Cost $77,580,243)
Commercial Paper — 22.86%
Asset Backed Securities — 22.86%
75,000,000	Bank of America Credit Card Trust Emerald Notes, 3.35%, 7/1/08(a)(c)	75,000,000
25,000,000	Bank of America Credit Card Trust Emerald Notes, 3.05%, 9/19/08(a)(c)	24,830,556
25,000,000	Barton Capital LLC, 2.62%, 8/8/08(a)(c)	24,930,861
15,000,000	Barton Capital LLC, 2.60%, 8/11/08(a)(c)	14,955,583
25,000,000	CAFCO LLC, 2.57%, 7/16/08(a)(c)	24,973,229
25,000,000	CIESCO LLC, 2.60%, 8/5/08(a)(c)	24,936,806
15,000,000	CIESCO LLC, 2.66%, 8/7/08(a)(c)	14,958,992
40,000,000	CRC Funding LLC, 2.65%, 8/4/08(a)(c)	39,899,889
15,000,000	Enterprise Funding LLC, 2.60%, 7/18/08(a)(c)	14,981,583
15,000,000	Fairway Finance Corp., 2.62%, 7/10/08(a)(c)	14,990,175
25,000,000	Gemini Securitization Corp. LLC, 2.70%, 8/27/08(a)(c)	24,893,125
39,000,000	Grampian Funding LLC, 2.75%, 7/11/08(a)(c)	38,970,208
30,000,000	Liberty Street Funding Corp., 2.78%, 7/14/08(a)(c)	29,969,883
25,000,000	Sheffield Receivables Corp., 2.57%, 8/20/08(a)(c)	24,910,764
10,000,000	Solitaire Funding LLC, 2.70%, 8/13/08(a)(c)	9,967,750
25,000,000	Solitaire Funding LLC, 2.75%, 9/3/08(a)(c)	24,877,778
26,500,000	Windmill Funding Corp., 2.56%, 7/3/08(a)(c)	26,496,231
35,000,000	Windmill Funding Corp., 2.68%, 7/15/08(a)(c)	34,963,522

		489,506,935

Total Commercial Paper		489,506,935

(Cost $489,506,935)
Certificates of Deposit — 4.35%
Banks - Canada — 2.71%
25,000,000	Bank of Montreal (Chicago), 2.80%, 9/19/08	25,000,000
8,000,000	Bank of Nova Scotia, 5.20%, 2/20/09	8,115,228
25,000,000	Bank of Nova Scotia, 2.66%, 7/15/08	25,000,097

		58,115,325

Banks - Domestic — 0.24%
5,000,000	Bank of New York (The), 5.41%, 5/15/09	5,086,917

Banks - Foreign — 1.40%
30,000,000	Deutsche Bank AG (New York), 4.99%, 8/13/08	30,070,336

Total Certificates of Deposit		93,272,578

(Cost $93,272,578)
Corporate Bonds — 49.36%
Banks - Australia & New Zealand — 3.38%
7,500,000	Australia & New Zealand Banking Group Ltd., 2.66%, 1/2/09(a)(b)	7,500,000
11,250,000	Australia & New Zealand National (International) Ltd., 2.92%, 4/10/09(a)(b)	11,250,000
7,500,000	Commonwealth Bank of Australia, 2.88%, 5/1/09(a)(b)	7,500,000
11,000,000	National Australia Bank Ltd., 2.88%, 6/5/09(a)(b)	11,000,000
15,000,000	Westpac Banking Corp., 2.47%, 10/15/08(a)(b)	15,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$15,000,000	Westpac Banking Corp., 2.93%, 2/6/09(a)(b)	$14,996,466
5,250,000	Westpac Banking Corp. (New York), 2.44%, 9/5/08(a)(b)	5,247,044

		72,493,510

Banks - Canada — 1.03%
22,000,000	Canadian Imperial Bank of Commerce (New York), 2.77%, 7/18/08(b)	22,000,549

Banks - Domestic — 7.18%
12,000,000	Bank of America NA, 2.98%, 6/3/09(b)	12,000,000
10,600,000	BB&T Co. (Wilson, NC), 2.73%, 9/2/08(b)	10,599,865
5,400,000	Dexia Credit Local SA (New York), 2.43%, 9/29/08(b)	5,394,717
22,000,000	M&I Bank, 2.48%, 2/13/09(b)	22,001,488
25,000,000	PNC Bank NA, 2.40%, 10/3/08(b)	24,977,880
10,000,000	PNC Bank NA, 2.44%, 12/29/08(b)	9,983,147
20,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	19,961,954
26,205,000	US Bancorp, 5.30%, 4/28/09	26,698,949
600,000	US Bank NA, 4.40%, 8/15/08	599,758
10,500,000	Wachovia Bank NA, 4.38%, 8/15/08	10,489,779
11,000,000	Wachovia Bank NA, 2.91%, 5/1/09, Callable 2/4/09 @ 100(b)	11,000,000

		153,707,537

Banks - Foreign — 12.04%
12,500,000	Bancaja US Debt SAU, 3.17%, 7/21/08(a)(b)	12,500,000
22,500,000	Banco Espanol de Credito SA, 2.73%, 2/11/09(a)(b)	22,500,000
10,000,000	Banco Santander Totta SA, 2.46%, 10/6/08(a)(b)	10,000,000
17,500,000	Bank of Ireland, 2.67%, 9/12/08(a)(b)	17,500,000
5,000,000	Bank of Ireland, 2.47%, 2/18/09(a)(b)	5,000,000
25,000,000	Credit Agricole SA (London), 2.77%, 7/21/08(a)(b)	25,000,000
15,000,000	Credit Suisse (New York), 2.93%, 2/5/09(b)	15,000,000
15,000,000	Deutsche Bank AG (New York), 2.99%, 5/1/09(b)	15,000,000
25,000,000	Fortis Bank SA NV (New York), 2.79%, 2/18/09(a)(b)	25,000,000
12,500,000	La Caja de Ahorros y Pensiones de Barcelona, 2.92%, 2/13/09(a)(b)	12,500,000
15,000,000	Santander US Debt SA Unipersonal, 2.86%, 9/19/08(a)(b)	15,006,264
21,300,000	Santander US Debt SA Unipersonal, 2.88%, 10/21/08(a)(b)	21,287,121
20,000,000	Svenska Handelsbanken AB, 2.47%, 10/10/08(a)(b)	20,000,000
16,500,000	Svenska Handelsbanken AB, 2.47%, 10/20/08(a)(b)	16,500,000
25,000,000	UBS AG (Stamford Branch), 2.46%, 9/16/08(b)	25,000,000

		257,793,385

Banks - United Kingdom — 2.78%
10,000,000	Bank of Scotland PLC, 2.99%, 5/6/09(b)	10,000,000
7,500,000	Bank of Scotland PLC, 2.44%, 10/6/08(a)(b)	7,500,000
12,000,000	Barclays Bank PLC (New York), 2.75%, 2/11/09(b)	12,000,000
30,000,000	Lloyds TSB Group PLC, 2.44%, 10/6/08(a)(b)	30,000,000

		59,500,000

Finance - Diversified Domestic — 10.80%
28,000,000	American Express Credit Corp., 2.48%, 10/17/08(b)	27,976,662
6,500,000	American Honda Finance Corp., 2.78%, 8/6/08(a)(b)	6,500,000
16,000,000	Cowboys Stadium LP, 2.55%, 7/1/39(a)(b)	16,000,000
15,000,000	Florida Hurricane Catastrophe Fund, 2.68%, 6/15/09(b)	15,000,000
13,000,000	General Electric Capital Corp., 2.47%, 6/9/09(b)	12,998,818
4,830,000	General Electric Capital Corp., 3.60%, 10/15/08	4,825,159
20,000,000	General Electric Capital Corp., 2.82%, 3/16/09(b)	19,997,180
38,400,000	John Deere Capital Corp., 2.76%, 7/15/08(b)	38,400,939
24,989,000	JPMorgan Chase & Co., 3.50%, 3/15/09	25,069,403
5,600,000	Merrill Lynch & Co., Inc., 2.64%, 8/22/08(b)	5,600,000
7,500,000	PACCAR Financial Corp., 2.50%, 9/11/08(b)	7,498,400
10,000,000	PACCAR Financial Corp., 2.70%, 11/28/08(b)	10,005,054
25,000,000	Union Hamilton Special Funding LLC, 3.30%, 9/29/08(a)(b)	25,000,000

		214,871,615

Finance - Diversified Foreign — 3.41%
25,000,000	BASF Finance Europe NV, 2.81%, 9/19/08(a)(b)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$38,000,000	Kommunalkredit International Bank Ltd., 2.73%, 10/10/08(a)(b)	$38,000,000
10,000,000	Unilever Capital Corp., 2.47%, 10/10/08(a)(b)	10,000,000

		73,000,000

Information Technology — 1.17%
25,000,000	International Business Machines Corp., 2.48%, 2/8/09(a)(b)	25,000,000

Insurance — 7.22%
9,500,000	Allstate Financial Global Funding, 4.25%, 9/10/08(a)	9,481,687
6,500,000	Allstate Life Global Funding II, 2.87%, 8/1/08(b)	6,500,000
15,000,000	ING Verzekeringen NV, 2.45%, 10/3/08(a)(b)	15,000,000
16,500,000	MassMutual Global Funding II, 3.06%, 3/19/09(a)(b)	16,500,000
25,000,000	Metropolitan Life Global Funding I, 2.48%, 9/24/08(a)(b)	25,000,000
10,000,000	Metropolitan Life Global Funding I, 2.96%, 6/9/09(a)(b)	10,000,000
26,725,000	Monumental Global Funding II, 2.80%, 7/15/08(a)	26,718,808
20,000,000	Nationwide Life Global Funding I, 2.48%, 9/26/08(a)(b)	20,000,000
30,000,000	Nationwide Life Global Funding I, 2.43%, 2/11/09(a)(b)	30,000,000
12,000,000	Pricoa Global Funding I, 2.96%, 6/12/09(a)(b)	12,000,000

		171,200,495

Oil & Gas — 0.35%
7,500,000	BP Capital Markets PLC, 2.79%, 7/10/09(b)	7,500,000

Total Corporate Bonds		1,057,067,091

(Cost $1,057,067,091)
Municipal Bonds — 9.91%
Michigan — 3.92%
68,000,000	Michigan Municipal Bond Authority Refunding Revenue, Series A-1, 3.00%, 9/1/48(b)	68,000,000
16,000,000	Michigan Municipal Bond Authority Refunding Revenue, Series A-2, 3.00%, 9/1/48(b)	16,000,000

		84,000,000

New Jersey — 0.86%
18,350,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 2.55%, 7/1/37, (Credit Support: Assured GTY)(b)	18,350,000

New York — 2.03%
21,350,000	City of New York, GO, Sub-series A10, 2.53%, 11/1/21, (Credit Support: FSA)(b)	21,350,000
7,115,000	New York City Housing Development Corp. Revenue, Series B, 2.58%, 4/15/36, (Credit Support: Fannie Mae)(b)	7,115,000
15,100,000	New York State Housing Finance Agency Revenue, Series B, 2.58%, 11/1/36, (LOC: Bank of America NA)(b)	15,100,000

		43,565,000

Ohio — 0.58%
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 2.75%, 5/1/42, (LOC: US Bank NA)(b)	12,500,000

Tennessee — 1.26%
26,900,000	Johnson City Health & Educational Facilities Board Hospital Revenue, Series B, 2.55%, 7/1/33, (LOC: Regions Bank)(b)	26,900,000

Texas — 0.66%
14,015,000	State of Texas Refunding Revenue, Fund II, Series C, 2.58%, 6/1/29(b)	14,015,000

Utah — 0.60%
12,805,000	Utah Housing Corp. Revenue, Series C-2, Class 1, 2.75%, 1/1/38(b)	12,805,000

Total Municipal Bonds		212,135,000

(Cost $212,135,000)
U.S. Government Agency Backed Mortgages — 1.27%
Freddie Mac — 1.27%
27,176,770	Series 3427, 2.62%, 3/15/10(b)	27,176,770

Total U.S. Government Agency Backed Mortgages		27,176,770

(Cost $27,176,770)
Repurchase Agreement — 8.40%
180,000,000	Deutsche Bank AG dated 6/30/08; due 7/1/08 at 2.70% with maturity value of $180,013,500 (fully collateralized by Freddie Mac with maturity dates ranging from 10/1/35 to 12/1/37 at rates ranging from 5.00% to 5.50%)	180,000,000
Total Repurchase Agreement		180,000,000

(Cost $180,000,000)

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Shares		Value
Investment Company — 0.15%
3,285,635	Wells Fargo Prime Investment Money Market Fund	$3,285,635

Total Investment Company		3,285,635

(Cost $3,285,635)
Total Investments		2,140,024,252
(Cost $2,140,024,252)(d) — 99.92%
Other assets in excess of liabilities — 0.08%		1,616,311

NET ASSETS — 100.00%		$2,141,640,563

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.
(c)	Represents effective yield to maturity on date of purchase. (d) Tax cost of securities is equal to book cost of securities.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

See notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund

June 30, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 96.25%
Alabama — 2.78%
$5,000,000	Birmingham Medical Clinic Board Revenue, 1.53%, 12/1/26, (LOC: SunTrust Bank)(a)	$5,000,000
2,040,000	City of Birmingham, GO, Series A, 1.60%, 6/1/11, (LOC: Regions Bank)(a)	2,040,000
2,535,000	County of Jefferson Revenue, 1.80%, 9/1/25, (LOC: AmSouth Bank)(a)	2,535,000
3,000,000	County of Jefferson Revenue, Series A, OID, 5.13%, 2/1/09, (Credit Support: FGIC), Callable 2/1/09 @ 101	3,086,581
6,000,000	Washington County Industrial Development Authority Revenue, 1.60%, 8/1/37, (LOC: Regions Bank)(a)	6,000,000

		18,661,581

Arizona — 0.91%
5,500,000	Glendale Industrial Development Authority Revenue, 1.55%, 1/1/27, (LOC: Wells Fargo Bank NA)(a)	5,500,000
605,000	Maricopa County Industrial Development Authority Revenue, Series A, 1.55%, 4/15/30, (Credit Support: Fannie Mae)(a)	605,000

		6,105,000

California — 2.63%
6,660,000	Deutsche Bank Spears/Lifers Trust Various States Tax Allocation, Series 318, 1.53%, 2/1/33, (Credit Support: AMBAC)(a)	6,660,000
4,000,000	Deutsche Bank Spears/Lifers Trust Various States, GO, Series 282, 1.53%, 9/1/37, (Credit Support: MBIA)(a)	4,000,000
4,000,000	Golden State Tobacco Securitization Corp. Revenue, Series 2241, 1.75%, 6/1/33, Callable 6/1/17 @ 100(a)	4,000,000
2,980,000	State of California, GO, Series 1255, 1.58%, 12/1/12, (Credit Support: BHAC-CR, AMBAC)(a)	2,980,000

		17,640,000

Colorado — 3.31%
3,170,000	Aurora Centretech Metropolitan District, GO, Series C, 1.55%, 12/1/28, (LOC: U.S. Bank NA)(a)	3,170,000
4,025,000	City of Colorado Springs Revenue, 1.55%, 3/15/23, (LOC: Wells Fargo Bank NA)(a)	4,025,000
3,625,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.71%, 7/1/31, (LOC: AmSouth Bank)(a)	3,625,000
4,565,000	Colorado Health Facilities Authority Refunding Revenue, 1.55%, 12/1/20, (LOC: Wells Fargo Bank NA)(a)	4,565,000
2,000,000	County of Pitkin Refunding Revenue, Series A, 1.60%, 12/1/24, (LOC: U.S. Bank NA)(a)	2,000,000
4,810,000	Parker Automotive Metropolitan District, GO, 3.50%, 12/1/34, (LOC: U.S. Bank NA)(a)	4,810,000

		22,195,000

District Of Columbia — 2.28%
4,100,000	District of Columbia Revenue, 1.55%, 7/1/22, (LOC: Bank of America NA)(a)	4,100,000
1,700,000	District of Columbia Revenue, 1.61%, 7/1/36, (LOC: BB&T Bank)(a)	1,700,000
6,000,000	District of Columbia Revenue, Series A, 1.54%, 4/1/38, (LOC: PNC Bank NA)(a)	6,000,000
3,500,000	Washington Convention Center Authority Revenue, Series 1606, 1.75%, 10/1/30, (Credit Support: AMBAC), Callable 10/1/16 @ 100(a)	3,500,000

		15,300,000

Florida — 9.70%
7,195,000	Austin Trust Various States Revenue, Series 2008-3029X, 1.90%, 10/1/35, (Credit Support: MBIA), Callable 10/1/15 @ 100(a)	7,195,000
8,000,000	Cape Coral, TECP, 2.65%, 9/25/08(b)	8,000,000
4,995,000	City of Tallahassee Revenue, Series 2069Z, 2.05%, 4/1/15, (Credit Support: MBIA)(a)	4,995,000
5,500,000	City of Tampa Revenue, 1.53%, 8/1/22, (LOC: SunTrust Bank)(a)	5,500,000
1,910,000	County of Hillsborough Revenue, Series B, 1.60%, 5/1/22, (LOC: Bank of America NA)(a)	1,910,000
5,670,000	County of Miami-Dade Revenue, 1.53%, 8/1/15, (LOC: SunTrust Bank)(a)	5,670,000
1,600,000	Dade County Industrial Development Authority Revenue, 1.60%, 10/1/16, (LOC: Bank of America NA)(a)	1,600,000
1,600,000	Flagler County School Board COP, Series D-01, 1.76%, 8/1/23, (Credit Support: FSA), Callable 8/1/15 @ 100(a)	1,600,000
10,000,000	Lee Memorial Health System Revenue, Series 2713, 1.65%, 4/1/37, Callable 4/1/17 @ 100(a)	10,000,000
6,470,000	Miami Health Facilities Authority Refunding Revenue, 1.53%, 8/1/26, (LOC: SunTrust Bank)(a)	6,470,000
8,000,000	Miami-Dade County Industrial Development Authority Revenue, 1.57%, 6/1/31, (LOC: Regions Bank)(a)	8,000,000
2,170,000	Orange County Health Facilities Authority Revenue, Series A1, 3.50%, 10/1/41, (Credit Support: FSA)(a)	2,170,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$1,980,000	Orange County Housing Finance Authority Refunding Revenue, 1.55%, 6/1/25, (Credit Support: Fannie Mae)(a)	$1,980,000

		65,090,000

Georgia — 4.24%
1,415,000	Clayton County Housing Authority Refunding Revenue, 1.55%, 9/1/26, (Credit Support: Fannie Mae)(a)	1,415,000
3,850,000	Cobb County Development Authority Revenue, 1.53%, 2/1/13, (LOC: SunTrust Bank)(a)	3,850,000
3,600,000	Columbus Hospital Authority Revenue, 1.53%, 1/1/18, (LOC: SunTrust Bank)(a)	3,600,000
2,400,000	Gainesville Redevelopment Authority Revenue, 1.53%, 12/1/24, (LOC: SunTrust Bank)(a)	2,400,000
2,605,000	Gwinnett County Development Authority Revenue, 1.53%, 4/1/18, (LOC: SunTrust Bank)(a)	2,605,000
7,790,000	Gwinnett County Development Authority Revenue, 1.53%, 11/1/19, (LOC: SunTrust Bank)(a)	7,790,000
4,300,000	Macon-Bibb County Hospital Authority Revenue, 1.53%, 12/1/18, (LOC: SunTrust Bank)(a)	4,300,000
2,470,000	Northwestern Gwinnett County Facilities Corp. Revenue, 1.56%, 6/15/29, (LOC: Dexia Credit Local SA)(a)	2,470,000

		28,430,000

Idaho — 0.56%
3,775,000	Idaho Health Facilities Authority Revenue, 2.60%, 7/1/30, (Credit Support: FSA)(a)	3,775,000

Illinois — 5.57%
3,205,000	Channahon Revenue, Series D, 1.60%, 12/1/32, (LOC: U.S. Bank NA)(a)	3,205,000
2,500,000	City of Chicago, GO, Series 2284, 2.05%, 1/1/27, (Credit Support: AMBAC), Callable 1/1/17 @ 100(a)	2,500,000
10,000,000	City of Springfield Revenue, Series 1314, 2.05%, 3/1/14, (Credit Support: BHAC-CR, MBIA)(a)	10,000,000
4,800,000	Galesburg Revenue, 1.55%, 3/1/31, (LOC: LaSalle Bank NA)(a)	4,800,000
2,700,000	Galesburg Revenue, 1.55%, 7/1/24, (LOC: LaSalle Bank NA)(a)	2,700,000
4,000,000	Illinois Educational Facilities Authority Revenue, 1.56%, 3/1/32, (LOC: Fifth Third Bank)(a)	4,000,000
2,670,000	Illinois Finance Authority Revenue, 1.55%, 12/1/29, (LOC: LaSalle Bank NA)(a)	2,670,000
2,000,000	Illinois Finance Authority Revenue, Series 2711, 1.65%, 8/1/37, Callable 8/1/17 @ 100(a)	2,000,000
2,490,000	Regional Transportation Authority, GO, Series A48, 1.76%, 6/1/18, (Credit Support: FSA)(a)	2,490,000
3,000,000	Village of Crestwood Tax Allocation, 1.61%, 12/1/23, (LOC: Fifth Third Bank)(a)	3,000,000

		37,365,000

Indiana — 2.21%
4,365,000	Danville School Building Corp. Revenue, Series 3051, 1.60%, 1/15/27, (Credit Support: FSA), Callable 7/15/16 @ 100(a)	4,365,000
1,920,000	Indiana Health Facility Financing Authority Revenue, 1.55%, 2/1/31, (LOC: Wells Fargo Bank NA)(a)	1,920,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 1.55%, 7/1/28, (LOC: Bank of America NA)(a)	8,540,000

		14,825,000

Iowa — 1.59%
4,000,000	Iowa Finance Authority Revenue, 2.00%, 4/1/31, (LOC: Wells Fargo Bank NA)(a)	4,000,000
1,705,000	Iowa Higher Education Loan Authority Revenue, 1.55%, 4/1/27, (LOC: LaSalle Bank NA)(a)	1,705,000
2,150,000	Woodbury County Revenue, 1.60%, 11/1/16, (LOC: U.S. Bank NA)(a)	2,150,000
2,805,000	Woodbury County Revenue, Series A, 1.55%, 12/1/14, (LOC: Wells Fargo Bank NA)(a)	2,805,000

		10,660,000

Kansas — 0.48%
3,215,000	City of Olathe Revenue, Series B, 1.60%, 11/1/18, (LOC: Bank of America NA)(a)	3,215,000

Kentucky — 0.95%
6,385,000	County of Boyle Refunding Revenue, Series A, 1.54%, 6/1/37, (LOC: PNC Bank NA)(a)	6,385,000

Louisiana — 1.12%
7,500,000	Louisiana Public Facilities Authority Revenue, 1.53%, 6/1/37, (LOC: SunTrust Bank)(a)	7,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
Maryland — 0.74%
$5,000,000	Maryland Health & Higher Educational Facilities Authority Revenue, 1.53%, 7/1/28, (LOC: SunTrust Bank)(a)	$5,000,000

Massachusetts — 5.35%
7,000,000	Massachusetts Development Finance Agency Revenue, 3.80%, 10/1/35, (Credit Support: AMBAC), Callable 10/1/15 @ 100(a)	7,000,000
23,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series 2405, 1.75%, 7/1/20, (Credit Support: FGIC)(a)	23,000,000
5,875,000	Massachusetts Water Resources Authority Revenue, Series DCL-004, 1.55%, 2/1/32, (Credit Support: FSA)(a)	5,875,000

		35,875,000

Michigan — 0.15%
1,000,000	Michigan State Hospital Finance Authority Revenue, 1.58%, 6/1/22, (Credit Support: Assured GTY)(a)	1,000,000

Minnesota — 4.21%
8,035,000	Burnsville Refunding Revenue, 1.55%, 1/1/35, (Credit Support: Freddie Mac)(a)	8,035,000
4,995,000	Inver Grove Heights Refunding Revenue, 1.55%, 5/15/35, (Credit Support: Fannie Mae)(a)	4,995,000
3,770,000	Midwest Consortium of Municipal Utilities Revenue, Series B, 1.60%, 10/1/35, (LOC: U.S. Bank NA)(a)	3,770,000
2,300,000	Minnesota Agricultural & Economic Development Board Revenue, Series C-4B, 2.03%, 2/15/20, (Credit Support: Assured GTY)(a)	2,300,000
1,200,000	Minnetonka Refunding Revenue, 1.55%, 11/15/31, (Credit Support: Fannie Mae)(a)	1,200,000
5,685,000	Oak Park Heights Refunding Revenue, 1.55%, 11/1/35, (Credit Support: Freddie Mac)(a)	5,685,000
1,305,000	Spring Lake Park Refunding Revenue, 1.55%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,305,000
980,000	St. Paul Port Authority Revenue, Series U, 1.55%, 3/1/24, (LOC: Dexia Credit Local SA)(a)	980,000

		28,270,000

Mississippi — 2.43%
6,800,000	Mississippi Business Finance Commission Revenue, 1.53%, 5/1/32, (LOC: SunTrust Bank)(a)	6,800,000
6,920,000	Mississippi Business Finance Corp. Revenue, 1.59%, 8/1/25, (LOC: AmSouth Bank)(a)	6,920,000
2,560,000	Mississippi Business Finance Corp. Revenue, 1.59%, 9/1/33, (LOC: Regions Bank)(a)	2,560,000

		16,280,000

Missouri — 3.36%
4,700,000	Independence Industrial Development Authority Refunding Revenue, 1.56%, 8/1/35, (Credit Support: Freddie Mac)(a)	4,700,000
8,465,000	Missouri Joint Municipal Electric Utility Commission Revenue, 1.58%, 1/1/34, (Credit Support: BHAC-CR, AMBAC), Callable 1/1/16 @ 100(a)	8,465,000
4,365,000	SCA Tax Exempt Trust Revenue, 1.56%, 1/1/30, (Credit Support: FSA)(a)	4,365,000
5,000,000	St. Louis Industrial Development Authority Refunding Revenue, 1.54%, 5/1/09, (LOC: PNC Bank NA)(a)	5,000,000

		22,530,000

Montana — 1.01%
6,775,000	Montana Board of Investment Revenue, 3.25%, 3/1/10, Callable 3/1/09 @ 100(a)	6,775,000

Nevada — 3.54%
4,815,000	Clark County Water Reclamation District, GO, Series 2295, 2.05%, 7/1/15, (Credit Support: MBIA)(a)	4,815,000
5,700,000	County of Clark, GO, 1.58%, 11/1/35, (Credit Support: AMBAC), Callable 11/1/16 @ 100(a)	5,700,000
8,080,000	Nevada System of Higher Education Revenue, Series 1245, 2.05%, 1/1/14, (Credit Support: AMBAC)(a)	8,080,000
5,145,000	Township of Fernley, GO, 1.59%, 2/1/38, (Credit Support: Assured GTY), Callable 2/1/18 @ 100(a)	5,145,000

		23,740,000

New Jersey — 0.50%
3,370,000	Tobacco Settlement Financing Corp. Revenue, Series 2257, 1.75%, 5/15/39, Callable 5/15/11 @ 101(a)	3,370,000

New York — 1.42%
4,500,000	New York State Thruway Authority Revenue, 3.80%, 4/1/20, (Credit Support: AMBAC)(a)	4,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$5,000,000	New York State Thruway Authority Revenue, Series 145, 1.75%, 10/1/08, (Credit Support: AMBAC)(a)	$5,000,000

		9,500,000

Ohio — 0.74%
5,000,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series 2258, 1.75%, 6/1/34, Callable 6/1/17 @ 100(a)	5,000,000

Pennsylvania — 10.38%
4,000,000	Allegheny County Higher Education Building Authority Revenue, Series A, 1.54%, 3/1/38, (LOC: PNC Bank NA)(a)	4,000,000
1,065,000	Allegheny County Industrial Development Authority Revenue, 1.54%, 6/1/38, (LOC: PNC Bank NA)(a)	1,065,000
2,100,000	Allentown Commercial & Industrial Development Authority Revenue, 1.35%, 12/1/29, (LOC: Wachovia Bank NA)(a)	2,100,000
3,350,000	Chester County Industrial Development Authority Revenue, 1.35%, 7/1/31, (LOC: Wachovia Bank NA)(a)	3,350,000
6,105,000	City of Philadelphia, GO, Series J01, 1.76%, 9/15/20, (Credit Support: FSA), Callable 3/15/11 @ 100(a)	6,105,000
21,750,000	Delaware County Authority Refunding Revenue, Series B, 1.55%, 6/1/20, (LOC: Wachovia Bank NA)(a)	21,750,000
4,800,000	Doylestown Hospital Authority Revenue, Series B, 1.52%, 7/1/37, (LOC: PNC Bank NA)(a)	4,800,000
1,350,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series H5, 1.54%, 5/1/31, (LOC: PNC Bank NA)(a)	1,350,000
7,000,000	Pennsylvania Turnpike Commission Refunding Revenue, Series A1, 1.69%, 12/1/22(a)	7,000,000
3,000,000	Philadelphia School District Refunding, GO, Sub-series D2, 1.54%, 9/1/11, (Credit Support: State Aid Withholding), (LOC: PNC Bank NA)(a)	3,000,000
1,100,000	Pittsburgh & Allegheny County Sports & Exhibition Authority Revenue, Series A, 1.55%, 11/1/38, (Credit Support: FSA)(a)	1,100,000
2,200,000	Scranton-Lackawanna Health & Welfare Authority Revenue, 1.54%, 7/1/32, (LOC: PNC Bank NA)(a)	2,200,000
2,250,000	Westmoreland County Industrial Development Authority Revenue, Series C, 1.51%, 7/1/27, (LOC: Wachovia Bank NA)(a)	2,250,000
9,595,000	Wilkes-Barre Finance Authority Revenue, 1.54%, 5/1/37, (LOC: PNC Bank NA)(a)	9,595,000

		69,665,000

Puerto Rico — 0.75%
5,000,000	Puerto Rico Highway & Transportation Authority Revenue, Series A, OID, 5.00%, 7/1/38, (Credit Support: MBIA-IBC)	5,050,000

Tennessee — 3.11%
9,355,000	City of Memphis Revenue, 1.81%, 12/1/17, (Credit Support: MBIA), Callable 12/1/13 @ 100(a)	9,355,000
1,340,000	Memphis-Shelby County Industrial Development Board Revenue, Series A, 1.53%, 1/1/28, (LOC: SunTrust Bank)(a)	1,340,000
4,200,000	Pulaski & Giles County Industrial Development Board Revenue, 1.71%, 1/1/24, (LOC: AmSouth Bank)(a)	4,200,000
5,000,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series A, 1.50%, 6/1/42, (Credit Support: Assured GTY)(a)	5,000,000
1,000,000	Sullivan County Health Educational & Housing Facilities Board Revenue, 1.50%, 9/1/32, (LOC: Bank of America NA)(a)	1,000,000

		20,895,000

Texas — 7.11%
3,030,000	Bexar County Housing Finance Corp. Revenue, Series A-1, 1.55%, 2/15/30, (Credit Support: Fannie Mae)(a)	3,030,000
2,060,000	City of Houston, GO, 1.81%, 3/1/20, (Credit Support: AMBAC), Callable 9/1/15 @ 100(a)	2,060,000
5,305,000	City of Houston, GO, Series 1222, 2.05%, 3/1/13, (Credit Support: AMBAC)(a)	5,305,000
6,000,000	City of San Antonio Revenue, Class A, 1.82%, 5/15/40, (Credit Support: MBIA), Callable 5/15/15 @ 100(a)	6,000,000
3,720,000	Crawford Education Facilities Corp. Revenue, 1.60%, 6/1/18, (LOC: U.S. Bank NA)(a)	3,720,000
6,000,000	Harris County Health Facilities Development Corp. Revenue, Series B, 1.55%, 5/15/29, (Credit Support: FSA)(a)	6,000,000
4,060,000	Panhandle Independent School District, GO, Series 2073, 1.63%, 8/15/15, (Credit Support: PSF-GTD)(a)	4,060,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

Principal Amount		Value
$17,500,000	State of Texas, GO, 4.50%, 8/28/08	$17,522,194

		47,697,194

Utah — 3.05%
2,800,000	Duchesne County School District Revenue, 1.60%, 6/1/21, (LOC: U.S. Bank NA)(a)	2,800,000
6,146,000	Jordanelle Special Service District Revenue, 1.55%, 9/1/25, (LOC: Wells Fargo Bank NA)(a)	6,146,000
4,045,000	Ogden City Redevelopment Agency Tax Allocation, Series A, 1.55%, 4/1/25, (LOC: Wells Fargo Bank NA)(a)	4,045,000
805,000	Sanpete County Revenue, 1.60%, 8/1/28, (LOC: U.S. Bank NA)(a)	805,000
6,700,000	West Valley City Revenue, 1.60%,
	12/1/11, (LOC: HSBC Bank NA)(a)	6,700,000

		20,496,000

Virginia — 2.23%
5,000,000	Tobacco Settlement Financing Corp. Revenue, Series 2159, 1.75%, 6/1/47, Callable 6/1/17 @ 100(a)	5,000,000
10,000,000	Virginia Commonwealth University Revenue, Series C, 1.48%, 7/1/30, (Credit Support: AMBAC), (LOC: Wachovia Bank NA)(a)	10,000,000

		15,000,000

Washington — 3.22%
300,000	City of Richland Revenue, 1.55%, 12/1/21, (LOC: Bank of America NA)(a)	300,000
4,990,000	Grant County Public Utility District No. 2 Priest Rapids Revenue, 1.81%, 1/1/37, (Credit Support: MBIA), Callable 1/1/17 @ 100(a)	4,990,000
3,000,000	Renton Housing Authority Revenue, 1.66%, 5/1/40(a)	3,000,000
3,830,000	Washington Health Care Facilities Authority Revenue, 1.60%, 8/1/26, (LOC: Bank of America NA)(a)	3,830,000
7,210,000	Washington Health Care Facilities Authority Revenue, Series D, 2.10%, 8/15/41, (Credit Support: FSA)(a)	7,210,000
965,000	Washington State Housing Finance Commission Revenue, 2.00%, 12/1/23, (LOC: Bank of America NA)(a)	965,000
1,325,000	Washington State Housing Finance Commission Revenue, No. 5, 1.55%, 11/1/32, (LOC: Wells Fargo Bank NA)(a)	1,325,000

		21,620,000

Wisconsin — 4.62%
9,400,000	ABN AMRO Munitops Certificate Trust, GO, 1.60%, 5/1/12, (Credit Support: FSA-CR)(a)	9,400,000
3,700,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.68%, 11/15/30(a)	3,700,000
1,940,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.55%, 11/1/25, (LOC: Wells Fargo Bank NA)(a)	1,940,000
6,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series 2187, 1.75%, 8/15/34, Callable 8/15/16 @ 100(a)	6,000,000
8,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series B, 2.05%, 12/1/29, (Credit Support: FSA)(a)	8,000,000
1,970,000	Wisconsin Municipalities Private School Finance Commission Revenue, 1.60%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,970,000

		31,010,000

Total Municipal Bonds		645,919,775

(Cost $645,919,775)

Shares
Investment Company — 1.37%
9,157,054	Federated Tax Exempt Money Market Fund	9,157,054

Total Investment Company		9,157,054

(Cost $9,157,054)
Total Investments		655,076,829
(Cost $655,076,829)(c) — 97.62%
Other assets in excess of liabilities — 2.38%		15,979,284

NET ASSETS — 100.00%		$671,056,113

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

June 30, 2008 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

COP - Certificate of Participation

FGIC - Federal Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

FSA-CR - FSA Custodial Receipts

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MBIA-IBC - MBIA Insured Bond Certificate

OID - Original Issue Discount

PSF-GTD - Permanent School Fund Guaranteed

TECP - Tax Exempt Commercial Paper

See notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2008 (Unaudited)

1.Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. Tamarack operates the following fourteen separate series (individually, a “Fund” and collectively, the “Funds”), each with its own investment objectives and strategies:

•	Tamarack Large Cap Growth Fund (“Large Cap Growth Fund”)

•	Tamarack Mid Cap Growth Fund (“Mid Cap Growth Fund”)

•	Tamarack SMID Cap Growth Fund (“SMID Cap Growth Fund”)

•	Tamarack Enterprise Fund (“Enterprise Fund”)

•	Tamarack Small Cap Core Fund (“Small Cap Core Fund”)

•	Tamarack Value Fund (“Value Fund”)

•	Tamarack Microcap Value Fund (“Microcap Value Fund”)

•	Tamarack Quality Fixed Income Fund (“Quality Fixed Income Fund”)

•	Tamarack Tax-Free Income Fund (“Tax-Free Income Fund”)

•	Tamarack Prime Money Market Fund (“Prime Money Market Fund”)

•	Tamarack U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

•	Tamarack Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

•	Tamarack Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”)

•	Tamarack Institutional Tax-Free Money Market Fund (“Institutional Tax-Free Money Market Fund”)

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment advisor for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates and PNC Global Investment Servicing (formerly known as PFPC Inc.).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Recent Accounting Standards:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued Statement of Financial Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve

NOTES TO SCHEDULES OF INVESTMENTS

financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the (“Valuation Time”). Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Fund’s approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use pricing and valuation procedures approved by the Board to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service, Inc. The Funds do not invest in any unrated securities.

NOTES TO SCHEDULES OF INVESTMENTS

As of June 30, 2008, the book cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund (except the Money Markets Funds) were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth Fund	$85,114,305	$14,804,022	$(5,432,309)	$9,371,714
Mid Cap Growth Fund	$89,103,078	$17,224,402	$(7,932,464)	$9,291,938
SMID Cap Growth Fund	$5,615,946	$769,245	$(561,331)	$207,914
Enterprise Fund	$207,588,457	$51,827,152	$(53,060,435)	$(1,233,283)
Small Cap Core	$45,532,493	$11,428,490	$(6,667,044)	$4,761,446
Value Fund	$189,682,520	$20,430,459	$(15,084,583)	$5,345,876
Microcap Value Fund	$309,790,669	$66,224,070	$(84,577,551)	$(18,353,481)
Quality Fixed Income Fund	$53,502,886	$262,147	$(3,684,527)	$(3,422,380)
Tax-Free Income Fund	$16,975,369	$279,166	$(152,460)	$126,706

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, when they are recorded on trade date.

Financial Instruments:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

The Quality Fixed Income Fund had the following open futures contracts at June 30, 2008:

Type	Number of Contracts	Expiration Date	Unrealized Appreciation / (Depreciation)	Notional Value
U.S. Treasury Long Note	25	September 2008	$2,344	$2,848,047
U.S. Treasury Long Bond	7	September 2008	$(438)	$809,156

The Funds may engage in when-issued transactions. The Funds would record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin accruing interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) that are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

NOTES TO SCHEDULES OF INVESTMENTS

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA).

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tamarack Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	August 27, 2008

By (Signature and Title)*	/s/ James Gallo
James Gallo, Treasurer

Date	August 27, 2008

*	Print the name and title of each signing officer under his or her signature.